[The American Funds Group(r)]

THE INCOME FUND OF AMERICA
  SEMI-ANNUAL REPORT FOR THE SIX MONTHS ENDED JANUARY 31, 2000

[cover illustration: sowing a field of money]

The Income Fund of America(r) seeks current income while secondarily striving for capital growth through investments in stocks and fixed-income securities.

About our cover: Investing in The Income Fund of America is like planting seeds in a field. Over time, small investments have grown into meaningful amounts through the compounding of reinvested dividends. Growing income and capital appreciation have also played an important role in the fund's long-term results. But, as with planting seeds, success takes patience.

PLEASE SEE PAGE 5 FOR IMPORTANT INFORMATION ABOUT CLASS A AND B SHARES.

IFA's Yield vs. Benchmarks
[begin mountain chart]

Date               The Income      Average of        Average of         S&P 500
                   Fund of         income funds      equity-income
                   America                           funds

1/31/1995          6.14            4.69              3.27               2.81
7/31/1995          5.55            4.39              2.93               2.41
1/31/1996          5.07            4.29              2.61               2.18
7/31/1996          5.19            4.49              2.60               2.28
1/31/1997          5.09            3.89              2.22               1.89
7/31/1997          4.74            3.81              1.93               1.61
1/31/1998          4.27            4.02              1.87               1.58
7/31/1998          4.32            3.89              1.74               1.43
1/31/1999          4.79            3.95              1.58               1.29
7/31/1999          4.86            4.14              1.54               1.24
1/31/2000          5.40            4.31              1.68               1.19

[end mountain chart]
All numbers calculated by Lipper, Inc.

The 12-month dividend rate is calculated by taking the total of the trailing 12 months' dividends and dividing by the month-end net asset value adjusted for capital gains.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY.


FELLOW SHAREHOLDERS:

Rising interest rates and a stock market that primarily rewarded a small group of technology stocks posed challenges for The Income Fund of America during the six months ended January 31. As a result, your fund posted a decline of 5.4% with dividends and capital gains reinvested.

Our competition didn't fare well either. The average income fund - which has an objective of providing high income through investing in high-yielding stocks, bonds and money market instruments - returned 0.7%. The average equity-income fund lost 6.0%, according to Lipper, Inc., a mutual fund tracking service. Standard & Poor's 500 Composite Index, a measure of large U.S. stocks, produced a total return of 5.6%, while the Lehman Brothers Aggregate Bond Index, a broad measure of the bond market, had a total return of 0.7%.

IFA'S DIVIDEND RATE OUTPACES BENCHMARKS

In terms of the fund's primary objective, IFA continued to deliver well-above-average income. In the first half of our 2000 fiscal year, IFA paid two regular dividends of 20 cents a share and a larger-than-usual special dividend of 7 cents a share at the end of 1999. Also in December, IFA paid a capital gain distribution of 81 cents a share. If, as most shareholders do, you reinvested all distributions, you now own 7% more fund shares, on which you are earning dividends.

Comparatively, our yield stands out both from the broad market and that of most income funds. As of January 31, IFA's annualized dividend rate of 5.4% was well above the 4.3% average yield of the income funds tracked by Lipper. This dividend rate was also more than four times the 1.2% yield of the S&P 500, a near-record low, and over three times the 1.7% rate of the average equity-income fund.

THE IMPORTANCE OF A LONG-TERM PERSPECTIVE

Some investors may find it difficult to maintain a long-term perspective in the face of the dramatic stock price increases some segments of the market are witnessing. In fact, we cannot recall any greater divergence in valuations over such a short period of time.

Yield data from the S&P 500 tells the story. In the 12 months ended January 31, technology stocks that pay few, if any, dividends represented almost one third of the S&P 500 and rose almost 40% on average. In contrast, stocks yielding at least 3% - those more appropriate for IFA - represented only 8% of the S&P 500 and suffered an average decline of almost 11%.

If you step back and consider the fund's 26-year lifetime, IFA has produced a compound annual total return of 13.4%. That is only modestly below the 14.9% compound annual total return of the S&P 500 over the same period - even though the S&P 500 is an unmanaged index invested in mostly large U.S. stocks with no bonds, no income goals and no expenses. IFA's lifetime compound annual total return far outpaced the 8.9% compound annual total return of the Lehman Brothers Aggregate Bond Index over the same time period. Over the longer term, we expect IFA should continue to deliver satisfactory total returns with less volatility and much greater current income than many investment alternatives.

A LOOK AT THE ECONOMY AND THE MARKET

Economic expansion continued in the U.S. in the recent period, fueled by strong consumer spending and business investment. Unemployment was low and company earnings were strong. The strengthening world economy, tight labor market and rising oil prices led to fears of inflation, however. The Federal Reserve responded by raising interest rates and signaling further rate increases to come. Higher rates hurt a number of IFA's investment positions, including banks, utilities and insurance companies, which traditionally react negatively to higher interest rates.

As we mentioned before, the U.S. stock market has shown a wide divergence over the past six months between stocks in the so-called "new economy" (Internet companies, the media and telecommunications) and stocks in the "old economy" (banks, utilities, paper and forest products, metals, capital equipment and food producers). The new economy stocks have tended to rise regardless of extremely high valuations as long as expectations of future growth remain intact. For the most part, investors sold the old economy stocks, even though many have demonstrated growing earnings and have been paying regular dividends. This divergence has continued in February.

We believe that many new economy stocks are vastly overvalued and that the shares of out-of-favor companies are trading at valuations which are now beginning to reflect the possible impact of a slowing economy. That's why we are selectively adding such stocks to our portfolio.

WHAT HELPED IN EQUITIES

Now let's take a closer look at how the fund's equity investments fared during the recent period. Investments outside the U.S. helped the fund's results. Australian bank investments did well because of good earnings and the rise in the Australian dollar. Significant contributors included Commonwealth Bank of Australia (+65.7%) and Westpac Banking (+64.0%). Paper and forest product companies in Scandinavia improved because of continuing consolidation and rationalization of their capacity. UPM-Kymmene appreciated 13.7%.

Overseas telecommunications companies also provided solid yields, good dividend growth and strong free cash flow. Contributors were Telecom New Zealand (+85.3%), KPN, the dominant provider of telecommunications services in the Netherlands (+92.0%) and Telecom Italia (+27.1%).

Merger deals or announcements benefited U.S. telecommunications holdings such as U S WEST (+16.0%) and MediaOne Group, whose preferred stock rose 25.8%. Houston Industries convertible preferred, an unusual issue that is convertible into shares of Time Warner, rose 10.1%.

WHAT HURT IN EQUITIES

The positive performance of non-U.S. and telecommunications stocks, however, was overwhelmed by declines in the stocks of banks, utilities and insurance companies. The fund's largest holding, First Union, fell 27.0%, in part because it had trouble digesting its acquisitions. Bank of America also declined 27.0%.

Energy companies, the fund's second largest industry concentration, delivered poor returns even though oil prices have risen from about $10 a barrel in early 1999 to about $30 in January 2000. The energy sector has suffered primarily because investors perceive that merger and acquisition activities may be curtailed by the Federal Trade Commission, which has filed a suit seeking to block the combination of BP Amoco and Atlantic Richfield. Investors also believe that higher oil prices may be only temporary. This affected Phillips Petroleum (-20.3%), Atlantic Richfield (-14.5%) and USX-Marathon (-15.4%). Our analysis indicates that, despite these unfavorable events, earnings prospects are favorable for our oil holdings.

WHAT HURT IN FIXED-INCOME

As of January 31, the fund had 46.1% of its assets invested in U.S. equity securities, 11.8% in non-U.S. equity securities, 7.3% in government bonds, 25.0% in other fixed-income securities and 9.8% in cash.

The fixed-income portion of the fund made a modest contribution to total return, with high-yield corporate bonds accounting for nearly one-half of the fixed income position. As we mentioned previously, rising interest rates negatively affected bond markets during the past six months. U.S. Treasury securities, to which IFA has only a modest exposure, were hardest hit, but the rout was widespread and took down most other sectors as well. High-yield bonds struggled with rising defaults in industries such as energy and health care. However, the fund's investments in telecommunications and cable television bonds helped results. Mortgage-backed and asset-backed bonds also posted relatively strong results.

LOOKING FORWARD

While we can't predict what the stock and bond markets will do in the next six months, we believe that IFA's portfolio is well grounded by thoroughly researched investments that produce steady income. In the long term, our cautious investment strategy has provided capital growth while both reducing price fluctuations in down markets and providing above-average income. We appreciate your confidence in The Income Fund of America and look forward to reporting to you again in the autumn.

/s/ Walter P. Stern
Walter P. Stern
Chairman of the Board

/s/ Janet A. McKinley
Janet A. McKinley
President

March 10, 2000


The Income Fund of America
RESULTS AT A GLANCE for periods ended January 31, 2000

                                            Six           One Year       10 Years       Lifetime/1/        Average
                                            Months                                                         Annual
The Income Fund of America                  -5.4%         -1.4%          +204.5%        +2,556.6%          +13.4%

Standard & Poor's 500 Stock                 +5.6          +10.3          +441.0         +3,698.3           +14.9
  Composite Index

Salomon Smith Barney Long-Term              -0.3          -1.8           +234.5         -                  -
  High-Yield Bond Index

Lehman Brothers Aggregate                   +0.7          -1.8           +111.7         +828.2             +8.9
  Bond Index /2/

Average Savings Institution/3/              +2.3          +4.6           +59.4          +425.6             +6.5

Consumer Price Index                        +1.2          +2.7           +32.4          +267.5             +5.1
  (inflation)/4/

/1/ Since December 1, 1973, when Capital Research and Management Company became IFA's investment adviser.
/2/ From December 1, 1973 through December 31, 1975, the Lehman Brothers Government/Corporate Bond Index was used because the Aggregate Bond Index did not yet exist.
/3/ Based on figures from the U.S. League of Savings Institutions and the Federal Reserve Board, reflecting all kinds of savings deposits (maximum allowable interest rates imposed by law until 1983). Savings accounts are guaranteed; the fund is not.
/4/ Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

The indexes are unmanaged and do not reflect sales charges, commissions or expenses.

There are two ways to invest in this fund. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts of $25,000 or more. Class B shares, which are not available for certain employer-sponsored retirement plans, have no up-front charge. They are, however, subject to additional expenses of approximately 0.75% a year over the first eight years of ownership. If redeemed within six years, they may also be subject to a contingent deferred sales charge (5% maximum) that declines over time.

Fund results in this report were calculated for A shares at net asset value (without a sales change) unless otherwise indicated. Here are the cumulative total returns and average annual compound total returns with all distributions reinvested for periods ended December 31, 1999 (the most recent calendar quarter), assuming payment of the 5.75% maximum sales charge at the beginning of the stated periods:

10 Years                        5 Years                              One Year
+181.68%                        +88.44%                              -5.27%
(+10.91% annually)              (+13.51% annually)


The fund's 30-day yield as of February 29, 2000, calculated in accordance with the Securities and Exchange Commission formula, was 5.71%.

The Income Fund of America, Inc.
Investment Portfolio, January 31, 2000 (Unaudited)



                                                                                              Shares     Market Percent
                                                                                           Principal      Value  of Net
Equity Securitites                                                                            Amount      (000)  Assets
--------------------------------------------                                                  ------     ------  ------

Utilities: Electric & Gas - 8.75%
Consolidated Edison, Inc.                                                                   5,085,000    166,216     .84
Florida Progress Corp.                                                                      3,070,000    130,091     .65
DTE Energy Co.                                                                              3,400,000    118,150     .59
Southern Co.                                                                                4,250,000    108,906     .55
Unicom Corp.                                                                                2,550,000     99,769     .50
PECO Energy Co.                                                                             2,255,600     93,889     .47
MCN Energy Group Inc.                                                                       3,550,000     91,413     .46
Ameren Corp.                                                                                2,500,000     81,406     .41
American Electric Power Co., Inc.                                                           2,025,000     67,836     .34
Dominion Resources, Inc.                                                                    1,561,392     65,188     .33
Sempra Energy                                                                               3,500,000     64,969     .33
Wisconsin Energy Corp.                                                                      3,130,000     61,818     .31
Equitable Resources, Inc. (1)                                                               1,697,500     58,564     .29
El Paso Energy Corp. (formerly Sonat Inc.)                                                    800,000     25,800
El Paso Energy Capital Trust I 4.75% convertible preferred 2028                               650,000     29,738     .28
Kinder Morgan, Inc. (formerly K N Energy, Inc.)                                             1,000,000     26,313
K N Energy, Inc. 8.25% PEPS convertible preferred 2001, units                                 682,600     26,963     .27
Peoples Energy Corp.                                                                        1,700,000     53,125     .27
Entergy Corp.                                                                               2,000,000     49,875     .25
DQE, Inc.                                                                                     800,000     37,300     .19
Scottish and Southern Energy PLC                                                            4,250,000     33,058     .17
KeySpan Corp.                                                                               1,350,000     31,641     .16
Scottish Power PLC                                                                          4,300,000     29,837     .15
New Jersey Resources Corp.                                                                    750,000     28,359     .14
National Power PLC                                                                          4,580,000     26,625     .13
Central and South West Corp.                                                                1,000,000     20,186     .10
OGE Energy Corp.                                                                              950,000     19,297     .10
Eastern Enterprises                                                                           300,000     17,156     .09
New England Electric System                                                                   318,000     16,814     .08
Puget Sound Energy, Inc.                                                                      700,000     15,750     .08
South Jersey Industries, Inc.                                                                 500,000     14,500     .07
GPU, Inc.                                                                                     375,700     10,895     .05
TECO Energy, Inc.                                                                             467,200      9,169     .05
WICOR, Inc.                                                                                   233,600      6,906     .03
Western Resources, Inc.                                                                       275,000      4,400     .02
                                                                                                         ------  ------
                                                                                                       1,741,922    8.75
                                                                                                         ------  ------


Energy Sources & Equipment - 6.77%
Phillips Petroleum Co.                                                                      5,268,900    215,366    1.08
Atlantic Richfield Co.                                                                      2,350,000    180,950     .91
USX-Marathon Group                                                                          6,600,000    169,538     .85
Conoco Inc., Class A                                                                        3,520,000     82,060
Conoco Inc., Class B                                                                        2,000,000     47,125     .65
Texaco Inc.                                                                                 2,325,900    122,982     .62
"Shell" Transport and Trading Co., PLC (New York registered)                                2,500,000    109,687     .55
Sunoco, Inc.                                                                                3,932,000     90,682     .46
Ultramar Diamond Shamrock Corp.                                                             3,925,000     85,859     .43
CONSOL Energy Inc.                                                                          4,500,000     54,563     .27
Occidental Petroleum Corp.                                                                  2,500,000     49,687     .25
Unocal Capital Trust $3.125 convertible preferred                                           1,040,000     46,540     .23
Ashland Inc.                                                                                1,000,000     32,562     .16
Kerr-McGee Corp. 5.50% DECS convertible notes 2004                                            865,000     30,923     .16
Diamond Offshore Drilling, Inc. 3.75% convertible debentures 2007                         $18,700,000     17,975     .09
Pogo Trust I, Series A, 6.50% convertible preferred 2029                                      200,000     11,287     .06
                                                                                                         ------  ------
                                                                                                       1,347,786    6.77
                                                                                                         ------  ------


Banking - 6.49%
First Union Corp.                                                                           8,894,400    298,518    1.50
Bank of America Corp.                                                                       3,855,800    186,765     .94
BANK ONE CORP.                                                                              4,300,000    128,194     .64
Commonwealth Bank of Australia                                                              7,480,973    124,083     .62
Westpac Banking Corp.                                                                      18,113,652    122,502     .62
J.P. Morgan & Co. Inc.                                                                        860,000    105,619     .53
BancWest Corp.                                                                              3,164,100     51,021     .26
Bank of Nova Scotia                                                                         2,400,000     48,924     .25
FleetBoston Financial Corp. (formerly BankBoston Corp.)                                     1,421,280     44,681     .23
Bank of New York Co., Inc.                                                                  1,000,000     40,625     .20
KeyCorp                                                                                     1,800,000     37,800     .19
National City Corp.                                                                         1,500,000     32,438     .16
Canadian Imperial Bank of Commerce                                                          1,000,000     26,076     .13
National Australia Bank Ltd., exchangeable capital units                                     $800,000     20,400     .10
NB Capital Corp. 8.35% exchangeable depositary shares                                         520,000     11,862     .06
Keystone Financial, Inc.                                                                      415,000      7,600     .04
Banco Nacional de Mexico, SA 11.00% exchangeable notes 2003 (2)                            $4,175,000      4,185     .02
                                                                                                         ------  ------
                                                                                                       1,291,293    6.49
                                                                                                         ------  ------


Forest Products & Paper - 4.26%
Weyerhaeuser Co.                                                                            4,412,900    253,190    1.27
UPM-Kymmene Corp.                                                                           4,450,000    165,526     .83
International Paper Co.                                                                     2,890,168    137,644
International Paper Co., Capital Trust 5.25% convertible preferred 2025                       400,000     19,800     .79
Georgia-Pacific Corp., Timber Group                                                         5,450,000    118,197     .60
Stora Enso Oyj, Class R                                                                     3,815,511     56,696     .29
Potlatch Corp.                                                                              1,350,000     54,338     .27
APP Finance (VI) Mauritius Ltd. 0% convertible preferred 2012                            $144,000,000     24,480     .12
Westvaco Corp.                                                                                650,000     17,834     .09
                                                                                                         ------  ------
                                                                                                         847,705    4.26
                                                                                                         ------  ------


Diversified Telecommunication Services - 3.27%
U S WEST, Inc.                                                                              3,285,800    218,506    1.10
AT&T Corp.                                                                                  2,375,000    125,281     .63
SBC Communications Inc.                                                                       985,000     42,478
SBC Communications Inc. 7.75% DECS convertible preferred 2001                                 463,000     42,133     .43
GTE Corp.                                                                                     575,000     42,155     .21
Koninklijke PTT Nederland NV                                                                  341,818     29,114
Koninklijke PTT Nederland NV (ADR)                                                             86,982      7,497     .18
Telecom Italia SpA, nonconvertible savings shares                                           5,191,500     35,133     .18
Telefonos de Mexico, SA de CV 4.25% convertible debentures 2004                           $27,660,000     35,059     .18
Global Crossing Ltd. 7.00% convertible preferred (2)                                           80,000     21,230     .11
Telecom Corp. of New Zealand Ltd.                                                           3,538,400     14,668     .07
Citizens Utilities Trust 5.00% EPPICS convertible preferred 2036                              250,000     14,656     .07
Bell Atlantic Corp.                                                                           200,000     12,388     .06
Telstra Corp. Ltd.                                                                          1,011,500      4,535     .02
COLT Telecom Group PLC (ADR) (3)                                                               20,000      3,808     .02
Allegiance Telecom, Inc., warrants, expire 2008 (2,3,4)                                        20,000      2,317     .01
NEXTLINK Communications, Inc. 14.00% preferred 2009 (5)                                        11,475        585     .00
ICG Holdings, Inc., warrants, expire 2005 (2,3,4)                                              19,800        313     .00
                                                                                                         ------  ------
                                                                                                         651,856    3.27
                                                                                                         ------  ------


Chemicals - 2.71%
Dow Chemical Co.                                                                            1,628,500    189,720     .95
Imperial Chemical Industries PLC (ADR)                                                      3,900,000    128,944     .65
International Flavors & Fragrances Inc.                                                     1,900,000     67,806     .34
DSM NV                                                                                      2,100,810     61,209     .31
Hercules Inc.                                                                               3,200,000     54,800     .28
Monsanto Co. 6.50% ACES convertible preferred 2001, units                                   1,108,800     36,590     .18
                                                                                                         ------  ------
                                                                                                         539,069    2.71
                                                                                                         ------  ------


Real Estate - 2.44%
Equity Residential Properties Trust                                                         2,100,000     87,150
Equity Residential Properties Trust, Series G, 7.25% convertible preferred                    600,000     12,075     .50
Boston Properties, Inc.                                                                     2,634,600     79,038     .40
Spieker Properties, Inc.                                                                    1,600,000     62,200     .31
Weingarten Realty Investors                                                                 1,325,000     49,439     .25
AMB Property Corp.                                                                          1,225,000     25,036     .13
Amoy Properties Ltd.                                                                       35,000,000     22,717     .11
ProLogis Trust, Series D, 7.92% preferred                                                   1,080,000     21,667     .11
CenterPoint Properties Corp.                                                                  580,000     20,554     .10
Sun Hung Kai Properties Ltd.                                                                2,000,000     18,572     .09
Hysan Development Co. Ltd.                                                                 12,849,635     13,130     .07
Duke-Weeks Realty Corp., Series B, 7.99% preferred cumulative                                 300,000     12,300     .06
   step-up premium rate
Simon DeBartolo Group, Inc., Series C, 7.89% preferred cumulative                             300,000     12,188     .06
   step-up premium rate
Meditrust Corp., paired stock                                                               3,340,000     12,108     .06
Archstone Communities Trust                                                                   564,000     11,315     .06
IAC Capital Trust, Series A, 8.25% TOPRS preferred                                            300,000      5,888     .03
Glenborough Realty Trust Inc., Series A, 7.75% convertible preferred                          400,000      5,850     .03
CarrAmerica Realty Corp., Series B, 8.57% cumulative redeemable preferred                     280,000      5,425     .03
New Plan Realty Trust, Series D, 7.80% preferred cumulative                                   112,500      4,669     .02
   step-up premium rate
Kimco Realty Corp.                                                                            100,000      3,525     .02
                                                                                                         ------  ------
                                                                                                         484,846    2.44
                                                                                                         ------  ------


Beverages & Tobacco - 1.92%
Philip Morris Companies Inc.                                                                7,400,000    154,937     .78
Southcorp Ltd.                                                                             25,046,175     87,861     .44
R.J. Reynolds Tobacco Holdings, Inc. (formerly RJR Nabisco, Inc.)                           4,610,100     79,236     .40
Imperial Tobacco Ltd.                                                                       4,000,000     29,143     .15
Gallaher Group PLC                                                                          4,800,000     18,474     .09
UST Inc.                                                                                      500,000     11,469     .06
                                                                                                         ------  ------
                                                                                                         381,120    1.92
                                                                                                         ------  ------


Merchandising - 1.82%
J.C. Penney Co., Inc.                                                                       6,800,000    133,450     .67
Coles Myer Ltd.                                                                            14,900,363     71,966     .36
Safeway PLC                                                                                21,150,000     68,771     .35
J Sainsbury PLC                                                                             8,650,000     47,459     .24
Woolworths Ltd.                                                                             9,000,385     27,855     .14
PETsMART, Inc. 6.75% convertible subordinated notes 2004 (2)                              $17,500,000     12,163     .06
Tultex Corp., warrants, expire 2007 (3,4)                                                   1,522,401          0     .00
                                                                                                         ------  ------
                                                                                                         361,664    1.82
                                                                                                         ------  ------


Broadcasting & Publishing - 1.66%
Houston Industries Inc. 7.00% ACES convertible preferred 2000                               1,730,000    230,523    1.16
UnitedGlobalCom, Inc., Class C, 7.00% convertible preferred (2)                               700,000     65,800
UnitedGlobalCom, Inc., Class D, 7.00% convertible preferred                                   500,000     31,000     .49
NTL Inc., warrants, expire 2008 (2,3,4)                                                        25,650      3,105     .01
TVN Entertainment Corp., warrants, expire 2008 (2,3,4)                                         10,000          0     .00
                                                                                                         ------  ------
                                                                                                         330,428    1.66
                                                                                                         ------  ------


Automobiles - 1.26%
Ford Motor Co.                                                                              3,600,000    179,100     .90
General Motors Corp.                                                                          900,000     72,394     .36
                                                                                                         ------  ------
                                                                                                         251,494    1.26
                                                                                                         ------  ------


Insurance - 1.25%
American General Corp.                                                                      1,670,400    102,625     .51
SAFECO Corp.                                                                                2,000,000     49,000     .25
Ohio Casualty Corp. (1)                                                                     2,600,000     32,825     .17
Lincoln National Corp.                                                                        800,000     29,550     .15
XL Capital Ltd.                                                                               600,000     27,075     .13
PMI Group, Inc.                                                                               190,890      7,874     .04
                                                                                                         ------  ------
                                                                                                         248,949    1.25
                                                                                                         ------  ------


Business & Public Services - 1.18%
Cendant Corp. 7.50% PRIDES convertible preferred                                            1,425,000     43,463     .22
USA Waste Services, Inc. 4.00% 2002                                                       $42,000,000     35,700     .18
United Utilities PLC                                                                        3,521,463     33,868     .17
Thames Water PLC                                                                            2,650,000     32,115     .16
Alexander & Baldwin, Inc.                                                                   1,375,000     27,758     .14
PSINet Inc., Series D, 7.00% convertible preferred 2049 (2)                                   400,000     18,400     .09
Budget Group, Inc. 6.25% TIDES convertible preferred 2005                                     600,000     18,300     .09
Interpublic Group of Companies, Inc. 1.87% convertible subordinated                       $17,000,000     17,043     .09
   notes 2006 (2)
Hyder PLC                                                                                   1,489,173      5,575     .03
Nationwide Health Properties, Inc., Series A, 7.677% preferred cumulative                      50,000      3,025     .01
   step-up premium rate
Integrated Health Services, Inc. 5.75% convertible debentures 2001 (6)                     $1,250,000         13     .00
                                                                                                         ------  ------
                                                                                                         235,260    1.18
                                                                                                         ------  ------


Metals: Steel & Nonferrous - 1.16%
Phelps Dodge Corp.                                                                          2,084,841    121,181     .61
Corus Group PLC (formerly British Steel PLC)                                               25,422,400     50,562     .25
Freeport-McMoRan Copper & Gold Inc., Series A, $1.75 convertible preferred                  1,400,000     24,500
Freeport-McMoRan Copper & Gold Inc., Class B                                                  300,000      5,231     .15
Inco Ltd. 5.75% convertible debentures 2004                                               $17,250,000     15,827     .08
Allegheny Technologies, Inc. (formerly Allegheny Teledyne Inc.)                               675,000     14,091     .07
                                                                                                         ------  ------
                                                                                                         231,392    1.16
                                                                                                         ------  ------


Electronic Components & Instruments - 1.13%
Advanced Micro Devices, Inc. 6.00% convertible subordinated notes 2005                    $51,700,000     56,741     .29
Hubbell Inc., Class B                                                                       1,700,000     44,094     .22
Micron Technology, Inc. 7.00% convertible subordinated notes 2004                         $25,000,000     28,250     .14
Premier Farnell PLC                                                                         3,280,000     26,597     .13
Macronix International Co., Ltd. 1.00% convertible subordinated notes 2005 (2)            $20,000,000     20,700     .10
Harris Corp.                                                                                  600,000     17,400     .09
Adaptec, Inc. 4.75% convertible subordinated notes 2004                                   $15,500,000     17,205     .09
Thermo Instrument Systems Inc. 4.00% convertible subordinated debentures 2005             $10,000,000      7,575     .04
Quantum Corp. 7.00% convertible subordinated notes 2004                                    $7,000,000      5,320     .03
                                                                                                         ------  ------
                                                                                                         223,882    1.13
                                                                                                         ------  ------


Leisure & Tourism - 1.12%
Seagram Co. Ltd. 7.50% convertible preferred 2002                                           1,845,000    102,398     .51
Georgia-Pacific Corp., Georgia-Pacific Group 7.50% PEPS convertible                         1,400,000     60,900     .31
   preferred 2004, units
Premier Parks Inc. 7.50% PIES convertible preferred 2001                                      450,000     24,300     .12
Host Marriott Financial Trust 6.75% QUIPS convertible preferred 2026                          600,000     20,025     .10
FelCor Lodging Trust Inc.                                                                     450,000      8,100     .04
Royal Caribbean Cruises Ltd., Series A, 7.25% convertible preferred                            45,000      6,393     .03
AMF Bowling Worldwide, Inc. 0% convertible debentures 2018 (2)                            $26,391,000      1,122     .01
                                                                                                         ------  ------
                                                                                                         223,238    1.12
                                                                                                         ------  ------


Food & Household Products - 1.12%
General Mills, Inc.                                                                         3,589,300    111,941     .56
H.J. Heinz Co.                                                                              1,500,000     55,781     .28
Kellogg Co.                                                                                 1,200,000     29,100     .15
Nabisco Group Holdings Corp.                                                                3,000,000     25,875     .13
                                                                                                         ------  ------
                                                                                                         222,697    1.12
                                                                                                         ------  ------


Health & Personal Care - 1.00%
Sepracor Inc. 6.25% convertible subordinated debentures 2005 (2)                           $7,350,000     20,066
Sepracor Inc. 7.00% convertible subordinated debentures 2005 (2)                          $21,000,000     25,725     .23
Eli Lilly and Co.                                                                             600,000     40,125     .20
Pharmacia & Upjohn, Inc.                                                                      813,500     38,235     .19
American Home Products Corp.                                                                  800,000     37,650     .19
Athena Neurosciences, Inc. 4.75% convertible notes 2004                                   $32,500,000     33,353     .17
Glycomed Inc. 7.50% convertible subordinated debentures 2003                               $5,000,000      4,125     .02
RainTree Healthcare Corp. (3,4)                                                               279,109         14     .00
                                                                                                         ------  ------
                                                                                                         199,293    1.00
                                                                                                         ------  ------


Wireless Telecommunication Services - 0.97%
MediaOne Group, Inc. 6.25% PIES convertible preferred 2001                                  1,214,800    143,650
MediaOne Group, Inc. 7.00% PIES convertible preferred 2002                                    380,000     19,570     .82
Price Communications Corp. (3)                                                                933,222     20,298     .10
Omnipoint Corp. (2,3)                                                                          92,761      9,514     .05
McCaw International, Ltd., warrants, expire 2007 (2,3,4)                                       31,500         79     .00
Conecel Holdings Ltd., Class B, warrants, expire 2000 (2,3,4)                                  76,825          8     .00
Comunicacion Celular SA, Class B, warrants, expire 2003 (2,3,4)                                31,000          3     .00
                                                                                                         ------  ------
                                                                                                         193,122     .97
                                                                                                         ------  ------


Financial Services - 0.82%
Household International, Inc.                                                               2,453,280     86,478     .43
Bell Atlantic Financial Services, Inc. 5.75% senior exchangeable note 2003                 $7,500,000      7,481
Bell Atlantic Financial Services, Inc. 5.75% convertible debentures 2003 (2)              $17,000,000     16,958
Bell Atlantic Financial Services, Inc. 4.25% convertible debentures 2005 (2)              $39,000,000     50,115     .38
Wilshire Financial Services Group Inc. (1)                                                  2,150,517      2,285     .01
                                                                                                         ------  ------
                                                                                                         163,317     .82
                                                                                                         ------  ------


Multi-Industry - 0.74%
Thyssen Krupp AG                                                                            2,185,000     55,280     .28
TI Group PLC                                                                                7,000,000     40,919     .20
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed                                      1,125,000     22,500
   perpetual capital securities (2)
Swire Pacific Offshore Financing Ltd. 9.33% cumulative                                        195,000      4,095     .13
   guaranteed perpetual capital securities (2)
BFGoodrich Co.                                                                              1,000,000     25,000     .13
                                                                                                         ------  ------
                                                                                                         147,794     .74
                                                                                                         ------  ------


Machinery & Engineering - 0.74%
Metso Oyj (formerly Valmet-Rauma Oyj) (3)                                                   3,559,996     51,862     .26
Pall Corp.                                                                                  2,344,200     43,221     .22
Ingersoll-Rand Co. 6.75% PRIDES convertible preferred                                       1,400,000     32,463     .16
Thermo Electron Corp. 4.25% convertible subordinated                                      $23,000,000     19,349     .10
   debentures 2003 (2)
                                                                                                         ------  ------
                                                                                                         146,895     .74
                                                                                                         ------  ------


Industrial Components - 0.73%
Dana Corp.                                                                                  2,350,000     55,225     .28
Tomkins PLC                                                                                13,000,000     38,813     .19
Federal-Mogul Corp. 7.00% convertible preferred 2027                                        1,150,000     35,362     .18
Tower Auto Capital Trust 6.75% convertible preferred 2018 (2)                                 450,000     16,369     .08
                                                                                                         ------  ------
                                                                                                         145,769     .73
                                                                                                         ------  ------


Recreation & Other Consumer Products - 0.63%
EMI Group PLC                                                                               8,260,267    101,372     .51
Pennzoil-Quaker State Co.                                                                   2,000,000     22,875     .12
V2 Music Holdings, warrants, expire 2008 (2,3,4)                                               14,750          0     .00
                                                                                                         ------  ------
                                                                                                         124,247     .63
                                                                                                         ------  ------


Miscellaneous Materials & Commodities - 0.50%
Anglogold Ltd.                                                                                675,000     32,619     .16
American National Can Group, Inc.                                                           1,630,200     19,562     .10
De Beers Consolidated Mines Ltd.                                                              720,800     18,775     .10
Crown Cork & Seal Co., Inc.                                                                   909,100     18,466     .09
Owens-Illinois, Inc. 4.75% convertible preferred                                              340,000      9,180     .05
                                                                                                         ------  ------
                                                                                                          98,602     .50
                                                                                                         ------  ------


Transportation: Rail & Road - 0.33%
Union Pacific Capital Trust 6.25% TIDES convertible preferred 2028 (2)                        976,200     39,048
Union Pacific Capital Trust 6.25% TIDES convertible preferred 2028                            110,000      4,400     .22
Norfolk Southern Corp.                                                                      1,300,000     22,100     .11
                                                                                                         ------  ------
                                                                                                          65,548     .33
                                                                                                         ------  ------


Other Industries - 0.28%
Newell Financial Trust I 5.25% QUIPS convertible preferred 2027                               823,000     32,406     .16
TXI Capital Trust I 5.50% convertible preferred 2028                                          450,000     16,088     .08
Ingram Micro Inc. 0% convertible debentures 2018                                          $22,415,000      7,229     .04
Protection One Alarm Monitoring, Inc., warrants, expire 2005 (2,3,4)                           57,600          7     .00
                                                                                                         ------  ------
                                                                                                          55,730     .28
                                                                                                         ------  ------


Miscellaneous - 2.85%
Other equity securities in initial period of acquisition                                                 567,013    2.85
                                                                                                         ------  ------

                                                                                                         ------  ------
Total Common Stocks   (cost: $10,995,867,000)                                                         11,521,931   57.90
                                                                                                         ------  ------



                                                                                           Principal     Market Percent
                                                                                              Amount      Value  of Net
Bond & Notes                                                                                   (000)      (000)  Assets
--------------------------------------------                                                  ------     ------  ------

Wireless Telecommunication Services - 4.03%
Nextel Communications, Inc.:
 0%/9.75% 2007 (7)                                                                             76,325     54,000
 0%/10.65% 2007 (7)                                                                            11,475      8,549
 0%/9.95% 2008 (7)                                                                            188,900    130,813
 12.00% 2008                                                                                    8,500      9,350
 0%/12.125% 2008 (7)                                                                           37,450     23,406
 9.375% 2009 (2)                                                                                5,000      4,800
McCaw International, Ltd. (owned by Nextel Communications,                                     46,850     33,966
   Inc.) 0%/13.00% 2007 (7)
Nextel Partners, Inc. 0%/14.00% 2009 (7)                                                       30,125     19,732    1.43
Omnipoint Corp.:
 14.00% 2003 (2,4,5)                                                                           62,261     65,250
 9.254% 2006 (2,8)                                                                              2,383      2,398
 11.625% 2006                                                                                  55,350     58,948
 11.50% 2009 (2)                                                                               23,750     25,531     .77
Clearnet Communications Inc.:
 0%/14.75% 2005 (7)                                                                            22,000     21,780
 9.203% 2007 (2,8)                                                                             25,000     25,000
 0%/10.125% 2009 (7)                                                                           49,150     28,998     .38
VoiceStream Wireless Corp.: (2)
 10.375% 2009                                                                                  25,250     25,881
 0%/11.875% 2009 (7)                                                                           45,725     27,664     .27
Crown Castle International Corp.: (7)
 0%/10.625% 2007                                                                                4,600      3,375
 0%/10.375% 2011                                                                               39,750     23,452
 0%/11.25% 2011                                                                                40,500     24,502     .26
SpectraSite Holdings, Inc.: (7)
 0%/12.00% 2008                                                                                38,250     24,480
 0%/11.25% 2009                                                                                 7,000      4,060     .14
PageMart Wireless, Inc.: (7)
 0%/15.00% 2005                                                                                16,160     15,352
 0%/11.25% 2008                                                                                31,000     12,400     .14
Loral Orion Network Systems, Inc. 11.25% 2007                                                  35,175     27,261     .14
Comunicacion Celular SA 0%/14.125% 2005 (2,7)                                                  31,000     18,213     .09
Dobson/Sygnet Communications Co. 12.25% 2008                                                   14,250     15,817     .08
PanAmSat Corp. 6.125% 2005                                                                     17,000     15,221     .08
American Cellular Corp. 10.50% 2008                                                            10,750     12,174     .06
Esat Telecom Group PLC 0%/12.50% 2007 (7)                                                      12,875     11,523     .06
Centennial Cellular Corp. 10.75% 2008                                                           9,485      9,841     .05
Sprint Spectrum LP, Sprint Spectrum Finance Corp. 11.00% 2006                                   6,000      6,586     .03
Teligent, Inc. 11.50% 2007                                                                      4,500      4,320     .02
PTC International Finance BV 0%/10.75% 2007 (7)                                                 5,000      3,362     .02
Globe Telecom, Inc. 13.00% 2009 (2)                                                             1,850      2,028     .01
Cellco Finance NV 15.00% 2005                                                                     650        704     .00
Conecel Holdings Ltd., Series A, 14.00% 2000 (2,4,6,8)                                          2,950        295     .00
                                                                                                         ------  ------
                                                                                                         801,032    4.03
                                                                                                         ------  ------


Broadcasting, Advertising & Publishing - 3.48%
Charter Communications Holdings, LLC.:
 8.25% 2007 (8)                                                                                59,000     54,575
 10.00% 2009 (2)                                                                               10,000     10,000
 0%/11.75% 2010 (2,7)                                                                           3,750      2,175
 0%/9.92% 2011 (7)                                                                             46,750     27,349     .47
Chancellor Media Corp. of Los Angeles:
 9.375% 2004                                                                                   23,000     24,064
 8.125% 2007                                                                                   30,500     30,347
 Series B, 8.75% 2007                                                                           4,500      4,522
 Series B, 10.50% 2007                                                                         18,300     19,672
 9.00% 2008                                                                                     9,000      9,225     .44
Fox/Liberty Networks, LLC, FLN Finance, Inc.:
 8.875% 2007                                                                                   38,100     38,671
 0%/9.75% 2007 (7)                                                                             45,250     36,200     .38
Time Warner Inc.:
 7.75% 2005                                                                                     9,500      9,496
 8.18% 2007                                                                                    20,000     20,288
 9.125% 2013                                                                                   16,500     17,948
 7.25% 2017                                                                                     8,000      7,505     .28
NTL Inc.:
 0%/12.75% 2005 (7)                                                                            22,000     22,220
 Series B, 10.00% 2007                                                                         10,000     10,100
 0%/9.75% 2008 (7)                                                                              5,000      3,400
Comcast UK Cable Partners Ltd. 0%/11.20% 2007 (7)                                              19,500     18,622     .27
CBS Corp. 7.15% 2005                                                                           39,500     38,373     .19
CSC Holdings, Inc.:
 7.25% 2008                                                                                     8,000      7,499
 8.125% 2009                                                                                    8,000      7,907
 9.875% 2013                                                                                   11,500     11,902     .14
TeleWest PLC:
 9.625% 2006                                                                                    5,000      5,075
 0%/11.00% 2007 (7)                                                                            20,500     19,065     .12
British Sky Broadcasting Group PLC 8.20% 2009                                                  24,250     23,265     .12
Liberty Media Corp. 7.875% 2009 (2)                                                            23,600     23,179     .12
Hearst-Argyle Television, Inc. 7.00% 2018                                                      21,500     19,388     .10
TCI Communications, Inc.:
 8.00% 2005                                                                                    15,000     15,307
 8.75% 2015                                                                                     3,000      3,293     .09
Radio One, Inc. 7.00%/12.00% 2004 (7)                                                          16,500     17,655     .09
Adelphia Communications Corp. 10.50% 2004                                                       3,000      3,038
Century Communications Corp. 8.75% 2007                                                        13,200     12,144     .08
STC Broadcasting, Inc. 11.00% 2007                                                             14,500     14,355     .07
Falcon Holding Group, LP, Falcon Funding Corp. 8.375% 2010                                     13,000     13,065     .07
Muzak LP:
 9.875% 2009                                                                                    8,500      8,160
 0%/13.00% 2010 (7)                                                                             3,750      2,212     .05
Rogers Communications Inc. 8.875% 2007                                                         10,000     10,050     .05
Ziff-Davis Inc. 8.50% 2008                                                                      8,250      8,621     .04
Young Broadcasting Inc.:
 10.125% 2005                                                                                   3,750      3,750
 Series B, 8.75% 2007                                                                           5,250      4,830     .04
Sun Media Corp. 9.50% 2007                                                                      7,071      6,894     .04
Multicanal Participacoes SA, Series B, 12.625% 2004                                             6,475      6,718     .03
Telemundo Holdings, Inc., Series A, 0%/11.50% 2008 (7)                                          8,500      5,355     .03
Antenna TV SA 9.00% 2007                                                                        5,250      4,620     .02
TVN Entertainment Corp. 14.50% 2008 (2,8)                                                      10,000      4,025     .02
V2 Music Holdings 0%/14.00% 2008 (2,7)                                                         14,750      3,983     .02
RBS Participacoes SA 11.00% 2007 (2)                                                            4,250      3,602     .02
Gray Communications Systems, Inc. 10.625% 2006                                                  3,500      3,570     .02
American Media Operations, Inc. 10.25% 2009                                                     3,500      3,482     .02
TransWestern Publishing Co. LLC 9.625% 2007                                                     3,500      3,413     .02
Acme Television, LLC, Series B, 0%/10.875% 2004 (7)                                             2,780      2,530     .01
Continental Cablevision, Inc. 8.50% 2001                                                        2,000      2,025     .01
Lenfest Communications, Inc. 7.625% 2008                                                        2,000      1,919     .01
Grupo Televisa, SA 11.875% 2006                                                                   750        797     .00
Globo Comunicacoes e Partcipacoes Ltd. 10.625% 2008                                               500        411     .00
                                                                                                         ------  ------
                                                                                                         691,856    3.48
                                                                                                         ------  ------


Banking - 3.02%
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred (2)                              126,000    125,370     .63
SocGen Real Estate Co. LLC, Series A, 7.64%/8.406% (undated) (2,7,8)                           71,500     65,730     .33
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred (2,8)                         56,000     55,440     .28
Tokai Preferred Capital Co. LLC, Series A, 9.98%/11.091%                                       47,000     47,311     .24
   noncumulative preferred (2,7)
MBNA Corp., MBNA:
 Capital A, Series A, 8.278% 2026                                                               8,200      7,174
 Capital B, Series B, 7.005% 2027 (8)                                                          32,000     26,668     .17
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred (2,8)                           33,200     30,633     .15
Dime Bancorp, Inc. 6.375% 2001                                                                 15,000     14,921
Dime Capital Trust I, Dime Bancorp, Inc., Series A, 9.33% 2027                                  9,425      9,053     .12
Riggs Capital Trust II:
 8.625% 2026                                                                                    1,500      1,303
 8.875% 2027                                                                                   25,000     22,395     .12
Advanta Corp.:
 Series D, 6.60% 2000                                                                           4,000      4,000
 7.50% 2000                                                                                     4,000      3,965
 Series D, 6.833% 2002                                                                          5,000      4,535
 6.91% 2002                                                                                     5,000      4,557
 6.925% 2002                                                                                    5,000      4,557     .11
Deutsche Bank Capital Funding Trust I 7.872% (undated) (2,8)                                   21,250     19,783     .10
Washington Mutual Capital I, subordinated capital income                                       10,000      9,568
   securities 8.375% 2027
Ahmanson Capital Trust I, capital securities, Series A, 8.36% 2026 (2)                          8,000      7,640     .09
Sakura Capital Funding 7.056% (undated) (2,8)                                                  15,000     14,213     .07
Capital One Capital I 7.755% 2027 (2,8)                                                        13,500     11,721     .06
Standard Chartered Bank 6.375% Eurodollar notes (undated) (8)                                  15,000     10,655     .05
Fleet Capital Trust 7.14% 2028(8)                                                              10,000      9,941     .05
National Westminster Bank PLC 7.375% 2009                                                      10,000      9,647     .05
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred (2,8)                   10,000      9,300     .05
Skandinaviska Enskilda Banken AB 7.50% (undated) (2,8)                                         10,405      9,297     .05
Bank of Nova Scotia 6.063% Eurodollar notes (undated) (8)                                      10,000      8,181     .04
Canadian Imperial Bank of Commerce 6.063% Eurodollar notes (undated) (8)                       10,000      8,104     .04
Sovereign Bancorp, Inc. 10.50% 2006                                                             7,500      7,613     .04
HSBC Americas, Inc. 7.808% 2026 (2)                                                             8,000      7,191     .03
Bank of Scotland 7.00% (undated) (2,8)                                                          7,500      6,879     .03
Komercni Finance BV 9.00%/10.75% 2008 (2,7)                                                     6,000      5,595     .03
Chase Capital II, global floating rate capital securities, Series B,                            5,000      4,756     .02
   6.705% 2027 (8)
BCI US Funding Trust I 8.01% (undated) (2,8)                                                    5,000      4,565     .02
Midland Bank PLC 6.438% Eurodollar notes (undated) (8)                                          5,000      4,239     .02
Chevy Chase Bank, FSB 9.25% 2005                                                                4,000      3,840     .02
J.P. Morgan & Co. Inc., Series A, 6.00% 2009                                                    1,650      1,458     .01
                                                                                                         ------  ------
                                                                                                         601,798    3.02
                                                                                                         ------  ------


Business & Public Services - 1.31%
Allied Waste North America, Inc.:
 7.625% 2006                                                                                    7,000      6,177
 10.00% 2009 (2)                                                                               64,375     56,006     .31
Columbia/HCA Healthcare Corp.:
 6.87% 2003                                                                                    10,575      9,755
 7.15% 2004                                                                                     6,000      5,520
 6.91% 2005                                                                                    10,750      9,621
 8.85% 2007                                                                                    16,770     16,183
 8.70% 2010                                                                                     9,500      8,740     .25
Safety-Kleen Services, Inc.:
 9.25% 2008                                                                                    26,500     25,175
 9.25% 2009                                                                                    13,500     12,825     .19
Waste Management, Inc.:
 6.70% 2001                                                                                     3,000      2,920
 6.625% 2002                                                                                    4,000      3,786
 6.50% 2002                                                                                     7,000      6,552
 6.375% 2003                                                                                    5,050      4,607
 7.00% 2004                                                                                     4,060      3,722
 7.00% 2006                                                                                     6,500      5,818     .14
Paracelsus Healthcare Corp. 10.00% 2006                                                        30,100     17,909     .09
Integrated Health Services, Inc.: (6)
 10.25% 2006 (8)                                                                               16,900      1,183
 Series A, 9.50% 2007                                                                          87,095      6,097
 Series A, 9.25% 2008                                                                          68,298      4,781     .06
Cendant Corp. 7.75% 2003                                                                       12,000     11,871     .06
Concentra Operating Corp., Series A, 13.00% 2009 (2)                                           11,000      9,625     .05
Tenet Healthcare Corp. 8.00% 2005                                                               9,500      9,049     .05
Ceridian Corp. 7.25% 2004                                                                       9,000      8,526     .04
Protection One Alarm Monitoring, Inc. 13.625% 2005 (8)                                         10,185      5,805     .03
Allegiance Corp. 7.00% 2026                                                                     4,000      3,871     .02
Iron Mountain Inc. 8.75% 2009                                                                   1,750      1,623     .01
KinderCare Learning Centers, Inc., Series B, 9.50% 2009                                         1,500      1,425     .01
RainTree Health Corp. 11.00% 2003 (4,6)                                                         2,207        552     .00
Mariner Health Group, Inc. 9.50% 2006 (6)                                                      15,250        152     .00
                                                                                                         ------  ------
                                                                                                         259,876    1.31
                                                                                                         ------  ------


Diversified Telecommunication Services - 1.19%
Cable & Wireless Communications PLC:
 6.625% 2005                                                                                   26,500     25,691
 6.75% 2008                                                                                    20,000     19,230     .22
NEXTLINK Communications, Inc.:
 9.625% 2007                                                                                    4,000      3,850
 9.00% 2008                                                                                     6,250      5,828
 0%/12.125% 2009 (2,7)                                                                         14,000      7,840
 0%/12.25% 2009 (7)                                                                            39,500     23,700     .21
Time Warner Telecom Inc. 9.75% 2008                                                            27,975     28,045     .14
Allegiance Telecom, Inc.:
 0%/11.75% 2008 (7)                                                                            32,000     22,880
 12.875% 2008                                                                                   3,475      3,927     .13
Qwest Communications International Inc.:
 0%/9.47% 2007 (7)                                                                             15,000     12,065
 10.875% 2007                                                                                   3,084      3,378
 0%/8.29% 2008 (7)                                                                              7,500      5,826     .11
Viatel, Inc.:
 11.25% 2008                                                                                   16,550     15,474
 0%/12.50% 2008 (7)                                                                             4,000      2,400
 11.50% 2009                                                                                    1,000        945     .09
GT Group Telecom Inc. units 0%/13.25% 2010 (2,7)                                               24,750     13,118     .07
Netia Holdings BV:
 0%/11.25% 2007 (7)                                                                            10,500      7,009
 10.25% 2007                                                                                    3,625      3,145     .05
IMPSAT Corp. 12.375% 2008                                                                      10,000      9,325     .05
US Xchange, LLC 15.00% 2008                                                                    13,500      8,505     .04
COLT Telecom Group PLC 0%/12.00% 2006 (7)                                                       7,500      6,600     .03
VersaTel Telecom International NV 11.875% 2009                                                  5,250      5,408     .03
SBA Communications Corp. 0%/12.00% 2008 (7)                                                     5,200      3,562     .02
                                                                                                         ------  ------
                                                                                                         237,751    1.19
                                                                                                         ------  ------


Financial Services - 0.95%
GS Escrow Corp.:
 7.00% 2003                                                                                     1,550      1,435
 7.205% 2003 (8)                                                                               15,000     14,315
 7.125% 2005                                                                                   27,000     24,025     .20
Ford Capital BV 10.125% 2000                                                                    5,500      5,628
Ford Motor Credit Co. 7.375% 2009                                                              30,750     29,719     .18
Capital One Financial Corp. 7.125% 2008                                                        22,500     20,688     .10
BHP Finance Ltd. 6.75% 2013                                                                    20,000     17,655     .09
Newcourt Credit Group Inc., Series A, 7.125% 2003                                              12,500     12,300     .06
Providian National Bank 6.65% 2004                                                              4,000      3,762
Providian Financial Corp. 9.525% 2027 (2)                                                      10,000      8,514     .06
MBNA Corp., MBNA 6.75% 2008                                                                    12,500     11,424     .06
Toyota Motor Credit Corp. 6.00% 2003                                                           10,000      9,595     .05
AB Spintab: (2,8)
 6.80% (undated)                                                                                5,150      4,970
 7.50% (undated)                                                                                2,500      2,378     .04
Wharf Capital International, Ltd. 8.875% 2004                                                   7,000      7,032     .04
AT&T Capital Corp. 6.60% 2005                                                                   5,000      4,755     .02
General Electric Capital Corp. 8.875% 2009                                                      4,000      4,382     .02
Nebhelp Trust, Student Loan Interest Margin Securities,                                         4,456      4,197     .02
   Series 1998-1, Class A, 6.68% 2016 (2)
Green Tree Financial Corp. 6.50% 2002                                                           2,635      2,474     .01
                                                                                                         ------  ------
                                                                                                         189,248     .95
                                                                                                         ------  ------


Forest Products & Paper - 0.91%
Container Corp. of America:
 10.75% 2002                                                                                    2,050      2,117
 9.75% 2003                                                                                    50,956     51,466
 Series A, 11.25% 2004                                                                         19,500     20,085     .37
Scotia Pacific Co. LLC, Timber Collateralized notes:
 Series B, Class A-2, 7.11% 2014                                                               15,800     13,596
 Series B, Class A-3, 7.71% 2014                                                               16,000     13,280     .13
Pindo Deli Finance Mauritius Ltd.:
 10.25% 2002                                                                                   11,000      8,387
 10.75% 2007                                                                                   24,450     16,687     .13
Packaging Corp. of America, Series B, 9.625% 2009                                              12,875     12,875     .06
Copamex Industrias, SA de CV, Series B, 11.375% 2004                                           13,350     12,682     .06
Pacifica Papers Inc. 10.00% 2009                                                                7,875      7,914     .04
Kappa Beheer BV 10.625% 2009 (2)                                                                7,000      7,385     .04
Grupo Industrial Durango, SA de CV 12.00% 2001                                                  6,000      6,015     .03
Advance Agro Capital BV 13.00% 2007 (8)                                                         7,925      5,032     .03
Indah Kiat Finance Mauritius Ltd.:
 11.875% 2002                                                                                     700        611
 10.00% 2007                                                                                    3,050      2,112     .01
Paperboard Industries International Inc. 8.375% 2007                                            1,250      1,144     .01
                                                                                                         ------  ------
                                                                                                         181,388     .91
                                                                                                         ------  ------


Energy & Related Companies - 0.82%
Oryx Energy Co.:
 8.00% 2003                                                                                     5,345      5,286
 8.375% 2004                                                                                   12,750     12,934
 8.125% 2005                                                                                    8,500      8,505     .13
Clark Refining & Marketing, Inc. 8.875% 2007                                                   46,750     25,245     .13
PDVSA Finance Ltd.:
 9.75% 2010 (2)                                                                                 5,000      4,723
 7.40% 2016                                                                                    18,465     13,752     .09
Petrozuata Finance, Inc.: (2)
 Series A, 7.63% 2009                                                                          10,285      8,074
 Series B, 8.22% 2017                                                                          10,000      7,475     .08
Union Pacific Resources Group, Inc. 7.30% 2009                                                 15,000     14,274     .07
Pioneer Natural Resources Co. 7.20% 2028                                                       15,975     12,155     .06
Pogo Producing Co. 10.375% 2009                                                                10,000     10,200     .05
Cross Timbers Oil Co.:
 Series B, 9.25% 2007                                                                           1,000        985
 8.75% 2009                                                                                     8,000      7,360     .04
Husky Terra Nova Finance 8.45% 2012 (2)                                                         7,500      7,197     .04
OXYMAR 7.50% 2016 (2)                                                                           8,000      5,362     .03
Newfield Exploration Co., Series B, 7.45% 2007                                                  6,000      5,390     .03
HS Resources, Inc. 9.25% 2006                                                                   5,150      5,021     .03
Louis Dreyfus Natural Gas Corp. 6.875% 2007                                                     5,000      4,469     .02
USX Corp. 6.65% 2006                                                                            4,500      4,222     .02
Petro Stopping Centers, LP 10.50% 2007                                                            750        675     .00
                                                                                                         ------  ------
                                                                                                         163,304     .82
                                                                                                         ------  ------


Transportation - 0.72%
Jet Equipment Trust: (2,9)
 Series 1994-A, Class B1, 10.91% 2006                                                           6,364      6,760
 Series 1995-B, 10.91% 2014                                                                     4,750      5,103
 Series 1995-B, Class A, 7.63% 2015                                                             3,601      3,476
 Series 1995-A, Class B, 8.64% 2015                                                            13,454     13,561
 Series 1995-B, Class C, 9.71% 2015                                                             5,500      5,614
 Series 1995-A, Class C, 10.69% 2015                                                            5,000      5,417     .20
Atlas Air, Inc., Pass-Through Trust, Series 1998-1, Class A, 7.38% 2019 (9)                    32,291     28,760     .15
Continental Airlines, Inc.:
 9.50% 2001                                                                                     4,500      4,511
 pass-through certificates, Series 1996: (9)
  Class A, 6.94% 2015                                                                           7,985      7,504
  Class C, 9.50% 2015                                                                          11,534     11,740     .12
Airplanes Pass Through Trust, pass-through certificates, Series 1,                             21,678     19,806     .10
   Class C, 8.15% 2019 (9)
United Air Lines, Inc.:
 9.00% 2003                                                                                     8,000      8,142
 pass-through certificate, Series 1996-A2, 7.87% 2019 (9)                                       5,000      4,548     .06
Teekay Shipping Corp. 8.32% 2008                                                               10,820      9,738     .05
Delta Air Lines, Inc., pass-through certificates,                                               5,000      5,189     .03
   Series 1992-A2, 9.20% 2014 (9)
MC-Cuernavaca Trust 9.25% 2001 (2)                                                              2,739      2,492     .01
                                                                                                         ------  ------
                                                                                                         142,361     .72
                                                                                                         ------  ------


Leisure & Tourism - 0.60%
Horseshoe Gaming, LLC, Series B, 9.375% 2007                                                    1,000        965
Horseshoe Gaming Holding Corp., Series B, 8.625% 2009                                          21,500     19,995     .10
Mirage Resorts, Inc.:
 6.625% 2005                                                                                    3,000      2,721
 6.75% 2007                                                                                     5,750      5,044
 6.75% 2008                                                                                     9,500      8,240     .08
International Game Technology 7.875% 2004                                                      16,000     15,160     .08
Premier Parks Inc. 9.75% 2007                                                                  13,875     13,637     .07
Florida Panthers Holdings, Inc. 9.875% 2009                                                    10,000      9,300     .05
Joseph E. Seagram & Sons, Inc. 6.625% 2005                                                      9,000      8,433     .04
Boyd Gaming Corp. 9.25% 2003                                                                    7,000      6,965     .03
Royal Caribbean Cruises Ltd. 7.00% 2007                                                         7,000      6,514     .03
Friendly Ice Cream Corp. 10.50% 2007                                                            6,515      5,342     .03
CapStar Hotel Co. 8.75% 2007                                                                    4,900      4,343     .02
AMF Bowling Worldwide, Inc.:
 10.875% 2006                                                                                   6,250      2,844
 0%/12.25% 2006 (7)                                                                             1,437        503     .02
Carmike Cinemas, Inc., Series B, 9.375% 2009                                                    4,000      3,170     .02
Harrah's Operating Co., Inc. 7.875% 2005                                                        3,000      2,835     .01
Six Flags Entertainment Corp. 8.875% 2006                                                       2,000      1,935     .01
KSL Recreation Group, Inc. 10.25% 2007                                                          1,250      1,219     .01
Loews Cineplex Entertainment Corp. 8.875% 2008                                                  1,000        815     .00
                                                                                                         ------  ------
                                                                                                         119,980     .60
                                                                                                         ------  ------


General Retailing & Merchandising - 0.58%
J.C. Penney Co., Inc.:
 6.50% 2002                                                                                     8,500      8,142
 7.625% 2007                                                                                    3,000      2,277
 7.95% 2017                                                                                    28,200     24,941     .18
Fred Meyer, Inc.:
 7.375% 2005                                                                                   21,000     20,353
 7.45% 2008                                                                                     4,000      3,831     .12
WestPoint Stevens Inc. 7.875% 2005                                                             18,000     16,020     .08
Boyds Collection, Ltd., Series B, 9.00% 2008                                                   14,621     13,744     .07
Salton/Maxim Housewares, Inc. 10.75% 2005                                                      12,950     13,209     .07
Sears, Roebuck and Co. 9.375% 2011                                                             12,310     12,937     .06
                                                                                                         ------  ------
                                                                                                         115,454     .58
                                                                                                         ------  ------


Industrial Components - 0.56%
Federal-Mogul Corp.:
 7.50% 2004                                                                                     6,860      6,398
 7.375% 2006                                                                                   46,500     41,801
 7.75% 2006                                                                                    10,000      9,108
 7.50% 2009                                                                                    33,500     29,107     .44
TRW Inc. 7.125% 2009                                                                           15,000     14,033     .07
Cooper Tire & Rubber Co. 7.25% 2002                                                             8,000      7,839     .04
Westinghouse Air Brake Co. 9.375% 2005                                                          2,000      1,990     .01
BREED Technologies, Inc. 9.25% 2008 (6)                                                        29,500        295     .00
                                                                                                         ------  ------
                                                                                                         110,571     .56
                                                                                                         ------  ------


Electronic Components - 0.42%
Fairchild Semiconductor Corp. 10.375% 2007                                                     24,750     24,997     .13
Hyundai Semiconductor America, Inc.: (2)
 8.25% 2004                                                                                     5,650      5,072
 8.625% 2007                                                                                   20,000     17,323     .11
Zilog, Inc. 9.50% 2005                                                                         19,850     18,163     .09
Advanced Micro Devices, Inc. 11.00% 2003                                                       10,000     10,100     .05
Flextronics International Ltd. 8.75% 2007                                                       9,000      8,550     .04
                                                                                                         ------  ------
                                                                                                          84,205     .42
                                                                                                         ------  ------


Multi-Industry - 0.41%
Reliance Industries Ltd.:
 8.25% 2027 (2)                                                                                10,000      9,112
 10.50% 2046 (2)                                                                                5,750      5,571
 Series B, 10.25% 2097                                                                          5,000      4,588     .10
Hutchison Whampoa Finance (CI) Ltd., Series D, 6.988% 2037 (2)                                 16,000     14,863     .07
Graham Packaging Co.:
 8.75% 2008                                                                                     8,475      7,892
 0%/10.75% 2009 (7)                                                                             8,000      5,400     .07
Tyco International Group SA 6.875% 2002 (2)                                                    12,000     11,763     .06
American Standard Inc. 8.25% 2009 (2)                                                          10,250      9,789     .05
Tekni-Plex, Inc. 9.25% 2008                                                                     8,000      7,800     .04
Innova, S de RL 12.875% 2007                                                                    5,000      4,506     .02
                                                                                                         ------  ------
                                                                                                          81,284     .41
                                                                                                         ------  ------


Utilities: Electric & Gas - 0.40%
Israel Electric Corp. Ltd.: (2)
 7.75% 2009                                                                                     6,000      5,707
 8.25% 2009                                                                                     8,000      7,852
 7.70% 2018                                                                                    22,500     20,086
 8.10% 2096                                                                                    14,405     11,912     .23
Edison Mission Energy 7.73% 2009 (2)                                                           10,000      9,776     .05
Tennessee Gas Pipeline Co. 7.625% 2037                                                         10,000      9,404     .05
Williams Holdings of Delaware, Inc. 6.50% 2008                                                 10,000      9,131     .04
Transener SA 9.25% 2008 (2)                                                                     7,500      6,591     .03
                                                                                                         ------  ------
                                                                                                          80,459     .40
                                                                                                         ------  ------


Real Estate - 0.40%
Security Capital Group Inc. 7.15% 2007                                                         17,500     15,543     .08
FelCor Suites LP:
 7.375% 2004                                                                                   10,000      8,853
 7.625% 2007                                                                                    5,000      4,320     .07
ProLogis Trust 7.05% 2006                                                                      12,000     11,172     .06
CarrAmerica Realty Corp. 6.625% 2000                                                           10,000      9,904     .05
Spieker Properties, Inc.:
 7.125% 2006                                                                                    3,645      3,403
 7.50% 2027                                                                                     5,000      4,378     .04
EOP Operating LP 6.763% 2007                                                                    6,550      6,022     .03
ERP Operating LP:
 7.95% 2002                                                                                     3,750      3,736
 6.63% 2005                                                                                     1,400      1,306     .02
Irvine Co. 7.46% 2006 (4)                                                                       5,000      4,531     .02
Omega Healthcare Investors, Inc. 6.95% 2002                                                     5,000      4,523     .02
Beverly Finance Corp. 8.36% 2004 (2)                                                            2,500      2,502     .01
                                                                                                         ------  ------
                                                                                                          80,193     .40
                                                                                                         ------  ------


Insurance - 0.35%
Conseco, Inc. 9.00% 2006                                                                       14,925     15,003
Conseco Financing Trust II, capital trust pass-through                                          5,000      4,400
   securities (TRUPS), 8.70% 2026 (9)
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029                         13,688     13,403     .17
Royal & Sun Alliance Insurance Group PLC 8.95% 2029 (2)                                        22,750     23,860     .12
ReliaStar Financial Corp. 8.00% 2006                                                            8,000      7,989     .04
Jefferson-Pilot Corp. 8.14% 2046 (2)                                                            5,000      4,635     .02
                                                                                                         ------  ------
                                                                                                          69,290     .35
                                                                                                         ------  ------


Metals: Steel & Nonferous - 0.29%
Doe Run Resources Corp., Series B, 11.25% 2005                                                 31,000     28,520     .14
Freeport-McMoRan Copper & Gold Inc.:
 7.50% 2006                                                                                     9,500      7,009
 7.20% 2026                                                                                    16,000     11,943     .10
Kaiser Aluminum & Chemical Corp. 12.75% 2003                                                    8,000      7,880     .04
Inco Ltd. 9.60% 2022                                                                            2,625      2,527     .01
                                                                                                         ------  ------
                                                                                                          57,879     .29
                                                                                                         ------  ------


Miscellaneous Materials & Commodities - 0.24%
Owens-Illinois, Inc.:
 7.85% 2004                                                                                     6,000      5,802
 7.15% 2005                                                                                    11,000     10,219
 8.10% 2007                                                                                     5,750      5,498     .11
Printpack, Inc. 10.625% 2006                                                                   20,270     19,510     .10
Equistar Chemicals, LP 8.50% 2004                                                               7,500      7,388     .03
                                                                                                         ------  ------
                                                                                                          48,417     .24
                                                                                                         ------  ------


Food Retailing: Food Products & Beverages - 0.21%
Home Products International, Inc. 9.625% 2008                                                  10,500      9,502     .05
Canandaigua Wine Co., Inc.:
 8.75% 2003                                                                                     5,000      4,875
 Series C, 8.75% 2003                                                                           3,250      3,209
 8.625% 2006                                                                                    1,000        983     .05
New World Pasta Co. 9.25% 2009                                                                  9,000      8,010     .04
Gruma, SA de CV 7.625% 2007                                                                     7,750      6,607     .03
Nabisco, Inc. 6.375% 2035 (8)                                                                   5,000      4,623     .02
Delta Beverage Group, Inc. 9.75% 2003                                                           3,435      3,401     .02
DGS International Finance Co. BV 10.00% 2007 (2)                                                1,075        379     .00
                                                                                                         ------  ------
                                                                                                          41,589     .21
                                                                                                         ------  ------


Other Industries - 0.12%
Hughes Electronics Corp. 7.45% 2000 (2,8)                                                      20,000     19,870     .10
Huntsman Corp. 9.38% 2007 (2,8)                                                                 5,000      4,725     .02
                                                                                                         ------  ------
                                                                                                          24,595     .12
                                                                                                         ------  ------


Collateralized Mortgage-/Asset-Backed Obligations (9)
(excluding those issued by federal agencies) - 3.97%
Green Tree Financial Corp., pass-through certificates:
 Series 1994-A, Class NIM, 6.90% 2004                                                             728        725
 Series 1995-A, Class NIM, 7.25% 2005                                                           2,057      1,934
 Series 1993-2, Class B, 8.00%  2018                                                           14,000     12,596
 Series 1995-4, Class B2, 7.70% 2025                                                            1,900      1,526
 Series 1995-3, Class B-2, 8.10% 2025                                                          16,121     13,557
 Series 1995-1, Class B2, 9.20% 2025                                                            5,500      5,094
 Series 1995-2, Class B-2, 8.80% 2026                                                          11,457     10,242
 Series 1995-9, Class A-5, 6.80% 2027                                                           4,000      3,969
 Series 1996-2, Class B2, 7.90% 2027                                                            3,500      2,826
 Series 1996-10, Class A-6, 7.30% 2028                                                          3,000      2,856
 Series 1996-10, Class B-2, 7.74% 2028                                                          4,928      3,981
 Series 1997-1, Class B-2, 7.76% 2028                                                           7,396      6,166
 Series 1998-3, Class B2, 8.07% 2028                                                            5,000      3,975
 Series 1998-4, Class B2, 8.11% 2028                                                            6,650      5,332     .38
G3 Mortgage Reinsurance Ltd., Series 1: (2,8)
 Class A, 6.814% 2008                                                                          19,000     18,288
 Class B, 7.114% 2008                                                                          16,000     15,310
 Class C, 8.664% 2008                                                                          10,600      9,788
 Class D, 12.314% 2008                                                                         11,000     10,121     .27
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-8, 7.05% 2009                             45,100     44,182     .22
Collateralized Mortgage Obligation Trust, Series 63, Class Z, 9.00% 2020                       36,933     37,567     .19
CS First Boston, Inc.:
 Finance Co. Ltd., Series 1995-A, 5.977% 2005 (2,8)                                            11,375      9,712
 Series 1998-FL1, Class E, 7.326% 2013 (2,8)                                                   12,300     12,192
 Mortgage Securities Corp., Series 1998-C1, Class A-1A, 6.26% 2040                             13,192     12,524     .17
Merrill Lynch Mortgage Investors, Inc.:
 Seller manufactured housing contracts, Series 1995-C2, Class A-1,                             11,834     11,678
   7.079% 2021 (8)
 Series 1995-C3, Class A-3, 7.070% 2025 (8)                                                    10,000      9,688
 Series 1998-C3, Class A1, 5.65% 2030                                                           4,668      4,351
 Mortgage pass-through certificates: (8)
  Series 1996-C2, Class A-1, 6.69% 2028                                                         2,195      2,152
  Series 1998-C3, Class E, 7.177% 2030                                                          7,980      6,464     .17
First USA Credit Card Master Trust:
 Series 1999-1, Class C, 6.42% 2006 (2)                                                         7,500      7,060
 Class A, floating rate asset-backed certificates: (2,8)
  Series 1998-7  6.381% 2004                                                                   13,000     12,921
  Series 1998-8, 6.681% 2008                                                                    5,652      5,625
  Series 1997-4, 6.781% 2010                                                                    6,500      6,340     .16
Gramercy Place Insurance Ltd., Series 1998-A, Class C-2, 8.95% 2002 (2)                        29,613     29,246     .15
GMAC Commercial Mortgage Securities, Inc.:
 Series 1997-C2, Class E, 7.624% 2011                                                          20,750     17,388
 Series 1999-C1: (8)
  Class D, 7.074% 2033                                                                          7,000      6,263
  Class E, 7.074% 2033                                                                          4,015      3,366     .14
SMA Finance Co., Inc., Series 1998-C1, Class A1, 6.27% 2005 (2)                                26,244     25,297     .13
MBNA Master Credit Card Trust: (2)
 Series 1999-D, Class B, 6.95% 2008                                                             4,700      4,424
 Series 1998-E, Class C, 6.60% 2010                                                            22,500     19,921     .12
DLJ Mortgage Acceptance Corp.:
 Series 1997-CF1, Class A1A, 7.40% 2006 (2)                                                     6,090      6,030
 Series 1996-CF2, Class A1A, 6.86% 2021 (2)                                                     4,175      4,104
 Series 1998-CF2, Class A1B, 6.24% 2031                                                        15,000     13,563     .12
GS Mortgage Securities Corp. II, mortgage pass-through certificates,                           20,000     17,786     .09
   Series 1998-C1, Class D, 7.45% 2030 (8)
First Union-Lehman Brothers Bank of America Commerical Mortgage Trust,                         18,249     17,382     .09
   commercial mortgage pass-through certificates, Series 1998-C2, 6.28% 2035
Deutsche Mortgage & Asset Receiving Corp., Series 1998-C1, Class A-1,                          17,317     16,461     .08
   6.22% 2031
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026 (2)                                    18,250     16,305     .08
Commercial Mortgage Acceptance Corp.:
 Series 1998-C1, Class A-1, 6.23% 2007                                                          5,130      4,876
 Series 1998-C2, Class A-1, 5.80% 2030                                                         12,116     11,390     .08
Morgan Stanley Capital I, Inc.:
 Series 1995-GAL1, Class A-2, 7.50% 2005 (2)                                                    7,500      7,467
 Series 1998-WF2, Class A-1, 6.34% 2030 (8)                                                     8,993      8,594     .08
Metris Master Trust: (2,8)
 Series 1998-1A, Class C, 7.311% 2005                                                           5,000      4,921
 Series 1997-2, Class C, 6.858% 2006                                                           10,000      9,809     .07
Residential Reinsurance Ltd. 9.77% 2000 (2,8)                                                  14,000     14,118     .07
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A1,                           13,734     13,193     .07
   6.34% 2030
Ford Credit Auto Owner Trust:
 Series 1998-B, Class C, 6.40% 2002                                                            10,000      9,737
 Series 1999-B, Class C, 6.65% 2003                                                             3,000      2,898     .06
First Consumer Master Trust, Series 1999-A, Class A, 5.80% 2005 (2)                            12,500     11,858     .06
Structured Asset Securities Corp., pass-through certificates: (8)
 Series 1998-RF2, Class A, 8.547% 2022 (2)                                                      2,186      2,221
 Series 1998-RF1, Class A, 8.673% 2027 (2)                                                      1,730      1,765
 Series 1999-BC1, Class M2, 7.781% 2029                                                         7,500      7,526     .06
FIRSTPLUS Home Loan Owner Trust, Series 1997-1, Class A-6, 6.95% 2015                          10,000      9,898     .05
Bayview Financial Revolving Mortgage Loan, Series 1999-1, Class M2,                            10,000      9,860     .05
   7.781% 2029 (2,8)
Team Fleet Financing Corp.:
 Series 1999-2A, Class D, 7.631% 2002 (2,8)                                                     3,000      2,996
 Series 1999-3A, Class D, 7.60% 2003 (2)                                                        7,000      6,839     .05
Green Tree Recreational, Equipment & Consumer Trust, Series 1999-A, Class A-6,                 10,000      9,746     .05
   6.84% 2029
Freddie Mac Loan Receivables Trust, Series 1998-A, Class A3, 6.69% 2020 (2)                    10,100      9,141     .05
Capital One Secured Note Trust, Series 1999-2, 7.063% 2005 (2,8)                                6,250      6,201
Capital One Master Trust, Series 1999-1, Class C, 6.60% 2007 (2)                                2,500      2,360     .04
Fleet Credit Card Master Trust II, Series 1999-A, Class C, floating                             8,000      8,001     .04
   rate asset-backed interests, 7.413% 2004 (2,8)
First Nationwide, Series 1999-2, Class 1PA1, 6.50% 2029                                         8,488      7,862     .04
H.S. Receivables Corp., Series 1999-1, Class A, 8.13% 2004 (2)                                  7,500      7,394     .04
PNC Mortgage Securities Corp., Series 1998-10, Class 1-B1, 6.50% 2028 (2)                       6,904      6,156     .03
GE Capital Mortgage Services, Inc., Series 1994-9, Class A9, 6.50% 2024                         7,089      6,147     .03
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1,                              88,905      5,731     .03
   Class X, interest only, 1.29% 2031 (8)
First Union Commercial Mortgage Trust, Series 1999-C1, Class E, 7.169% 2035 (8)                 7,000      5,597     .03
Chase Manhattan Credit Card Master Trust, Series 1997-5, Class A,                               5,585      5,412     .03
   6.194% 2005
Resolution Trust Corp:
 Series 1993-C1, Class D, 9.45% 2024                                                            3,742      3,727
 Series 1993-C2, Class D, 8.50% 2025                                                            1,311      1,305     .03
ComEd Transitional Funding Trust, transitional funding trust notes,                             5,500      5,018     .03
   Series 1998, Class A-6, 5.63% 2009
EQCC Home Equity Loan Trust, asset-backed certificates,                                         5,000      4,920     .02
   Series 1999-3, Class A-3F, 7.067% 2025
CDC Securitization Corp., Series 1999-FL1, Class E, 8.481% 2002 (2,8)                           5,000      4,908     .02
Nationslink Funding Corp., Series 1999-1, Class D, 6.637% 2031                                  5,000      4,526     .02
Metropolitan Asset Funding, Inc., Series 1998-A, Class B1, 7.728% 2014 (2,8)                    4,669      4,407     .02
Government Lease Trust, Series 1999-C1A, Class B3, 4.00% 2011 (2)                               6,687      4,387     .02
Mosaic Re II Ltd., Class B, 13.312% 2001 (2,8)                                                  4,000      4,012     .02
UCFC Acceptance Corp., Series 1996-D1, Class A-4, 6.776% 2016                                   3,649      3,640     .02
Residential Funding Mortgage Securities I, Inc., Series 1998-S17, Class M-1,                    3,944      3,590     .02
   6.75% 2028
NPF XII, Inc., Series 1999-3, Class B, 6.825% 2003 (2,8)                                        3,000      3,000     .02
Grupo Financiero Banamex Accival, SA de CV 0% 2002                                              3,321      2,990     .01
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B1, 7.75% 2027                    2,527      2,444     .01
Rental Car Finance Corp., Series 1999-1A, Class D, 7.10% 2007 (2)                               2,500      2,305     .01
Money Store Trust, asset-backed certificates, Series 1997-D, 6.345% 2021 (2)                    2,083      2,069     .01
Chase Manhattan Bank, NA, Series 1993-I, Class 2A5, 7.25% 2024                                  2,058      2,042     .01
Chevy Chase Master Credit Card Trust II, Series 1996-C, Class A,                                2,000      1,992     .01
   5.933% 2007 (8)
                                                                                                         ------  ------
                                                                                                         789,274    3.97
                                                                                                         ------  ------


Federal Agency Obligations: Mortgage Pass-Throughs (9) - 2.21%
Government National Mortgage Assn.:
 6.00% 2028-2029                                                                               93,239     83,274
 6.50% 2028                                                                                    12,215     11,287
 7.00% 2022-2029                                                                               52,443     49,904
 7.50% 2017-2029                                                                              102,015     99,581
 8.00% 2017-2023                                                                               13,590     13,595
 8.50% 2017-2029                                                                               12,969     13,271
 9.00% 2008-2020                                                                                3,829      4,008
 9.50% 2009-2021 (2)                                                                            6,733      7,125
 10.00% 2016-2025                                                                              49,013     52,250
 10.50% 2019                                                                                       52         56    1.68

Fannie Mae:
 6.00% 2013                                                                                     8,148      7,626
 6.50% 2013                                                                                     4,271      4,081
 7.00% 2012                                                                                     6,447      6,291
 7.50% 2023-2029                                                                               13,665     13,355
 8.00% 2024                                                                                     2,680      2,687
 8.50% 2025                                                                                     2,727      2,773
 9.00% 2008-2023                                                                                4,305      4,467
 9.50% 2022                                                                                     3,782      3,983
 10.00% 2005-2025                                                                              10,810     11,516
 12.50% 2019                                                                                      797        900
 13.00% 2015                                                                                    2,046      2,317
 15.00% 2028                                                                                      758        884     .31

Freddie Mac:
 5.00% 2014                                                                                    22,791     20,241
 6.00% 2014                                                                                    11,918     11,131
 8.50% 2008-2020                                                                                7,179      7,331
 9.00% 2007                                                                                     3,071      3,146
 11.00% 2018                                                                                    2,617      2,853
 11.50% 2000                                                                                        2          2     .22
                                                                                                         ------  ------
                                                                                                         439,935    2.21
                                                                                                         ------  ------


Federal Agency Obligations: Collateralized Mortgage Obligations (9) - 0.11%
Fannie Mae:
 Series 1996-4, Class ZA, 6.50% 2022                                                            6,829      6,097
 Series 1994-4, Class ZA, 6.50% 2024                                                            5,784      4,940
 Series 1997-28, Class C, 7.00% 2027                                                            5,000      4,720     .08
Freddie Mac:
 Series 178, Class Z, 9.25% 2021                                                                1,557      1,593
 Series 1673, Class SA, 5.222% 2024 (8,10)                                                      6,000      3,688     .03
                                                                                                         ------  ------
                                                                                                          21,038     .11
                                                                                                         ------  ------


Other Federal Agency Obligations - 0.93%
Freddie Mac:
 5.125% 2008                                                                                   42,000     36,074
 6.25% 2004                                                                                    60,000     57,750     .47
Fannie Mae:
 5.25% 2009                                                                                    75,000     64,805
 Medium-Term Note 6.75% 2028                                                                   30,000     25,669     .46
                                                                                                         ------  ------
                                                                                                         184,298     .93
                                                                                                         ------  ------


Governments & Governmental Authorities (excluding U.S.) - 1.25%
Brazil (Federal Republic of):
 Debt Conversion Bonds, Series L, 7.00% 2012 (8)                                                3,750      2,625
 Debt Conversion Bonds, Bearer, Series L, 7.00% 2012 (8)                                        5,000      3,500
 Bearer 8.00% 2014 (5)                                                                        110,584     77,271     .42
Argentina (Republic of):
 Eurobonds, Series L, 6.813% 2005 (8)                                                           1,980      1,780
 9.75% 2027                                                                                    10,000      8,600
 11.00% 2006                                                                                   31,635     30,370
 11.375% 2017                                                                                  13,400     12,764
 11.75% 2009                                                                                    2,230      2,158     .28
United Mexican States Government Eurobonds:
 Series C, 0% 2003 (4)                                                                          2,307
 Global:
  11.375% 2016                                                                                  9,000      9,707
  11.50% 2026                                                                                  19,000     21,470
 Units, Series C, 6.836% 2019 (8)                                                               1,500      1,393     .16
Panama (Republic of):
 Interest Reduction Bonds 4.25% 2014 (8)                                                          250        193
 Past Due Interest Eurobonds 7.063% 2016 (8)                                                      547        434
 8.875% 2027                                                                                   21,500     17,684
 9.375% 2029                                                                                    5,000      4,613     .12
Turkey (Republic of) 12.375% 2009                                                              11,750     12,499     .06
Philippines (Republic of):
 8.875% 2008                                                                                   12,250     11,668
 9.875% 2019                                                                                      750        714     .06
Ontario (Province of) 5.50% 2008                                                               10,000      8,705     .04
Poland (Republic of), Past Due Interest Bond, Bearer, 6.00% 2014 (8)                            9,000      7,945     .04
Mendoza (Province of) 10.00% 2007 (2)                                                           9,500      6,911     .04
Venezuela (Republic of):
 Eurobonds 7.00% 2007 (8)                                                                       5,524      4,336
 9.25% 2027                                                                                     1,150        733     .03
                                                                                                         ------  ------
                                                                                                         248,073    1.25
                                                                                                         ------  ------


U.S. Treasury Obligations - 2.84%
 8.75% August 2000                                                                             22,500     22,827     .12
 5.875% November 2001                                                                          12,590     12,423     .06
 7.75% February 2001                                                                           13,000     13,177     .07
 6.25% August 2002                                                                             50,000     49,492     .25
 7.25% May 2004                                                                                83,630     85,185     .43
 11.625% November 2004                                                                         43,500     51,942     .26
 7.50% February 2005                                                                            4,860      5,008     .03
 6.50% May 2005                                                                                10,000      9,888     .05
 7.00% July 2006                                                                               18,293     18,507     .09
 6.125% August 2007                                                                             1,465      1,411     .01
 3.724% January 2008 (8,11)                                                                    65,000     64,559     .32
 10.00% May 2010                                                                               35,500     40,354     .20
 0% February 2015 STRIP                                                                       147,000     54,090     .27
 7.50% November 2016                                                                           17,000     18,302     .09
 8.875% August 2017                                                                            95,525    116,331     .58
 5.25% February 2029                                                                            3,000      2,499     .01
                                                                                                         ------  ------
                                                                                                         565,995    2.84
                                                                                                         ------  ------

                                                                                                         ------  ------
Total Bonds & Notes   (cost: $6,913,709,000)                                                           6,431,143   32.32
                                                                                                         ------  ------



                                                                                           Principal     Market Percent
                                                                                              Amount      Value  of Net
Short Term Securities                                                                          (000)      (000)  Assets
--------------------------------------------                                                  ------     ------  ------
Corporate Short-Term Notes - 6.77%
AT&T Corp. 5.72%-5.80% due 2/25-4/10/2000                                                      95,200     94,612     .48
BellSouth Capital Funding Corp. 5.62%-5.75% due 2/10-3/24/2000 (2)                             86,200     85,637     .43
Preferred Receivables Funding Corp. 5.75%-5.95% due 2/22-3/03/2000 (2)                         85,500     85,105     .43
E.I. du Pont de Nemours and Co. 5.30%-5.80% due 2/02-4/19/2000                                 84,000     83,486     .42
Motiva Enterprises LLC 5.67%-5.71% due 3/08-3/23/2000                                          73,500     72,951     .37
Bell Atlantic Financial Services, Inc. 5.63%-5.68% due 2/24-3/03/2000                          68,400     68,101     .34
GE Financial Assurance Holdings Inc. 5.69%-5.82% due 2/28-4/05/2000 (2)                        68,239     67,765     .34
Household Finance Corp. 5.67%-5.89% due 2/14-3/13/2000                                         67,500     67,210     .34
Eastman Kodak Co. 5.70%-5.85% due 2/22-4/20/2000                                               63,000     62,511     .31
American Express Credit Corp. 5.60%-5.70% due 2/08-2/18/2000                                   62,700     62,570     .31
Coca-Cola Co. 5.74% due 4/03/2000                                                              61,000     60,379     .30
Motorola Credit Corp. 5.78%-5.92% due 2/17-4/06/2000                                           60,000     59,590     .30
National Rural Utilities Cooperative Finance Corp. 5.85%-5.88%                                 60,000     59,578     .30
   due 3/06-3/20/2000
Pfizer Inc 5.60%-5.80% due 2/02-3/28/2000 (2)                                                  53,700     53,434     .27
Ciesco LP 5.70% due 3/09-3/14/2000                                                             52,500     52,164     .26
General Electric Capital Corp. 5.74% due 2/16/2000                                             50,000     49,867     .25
SBC Communications Inc. 5.78%-5.80% due 2/15-3/06/2000 (2)                                     48,000     47,836     .24
Associates First Capital Corp. 5.55%-5.72% due 2/07-3/27/2000                                  45,500     45,249     .23
Park Avenue Receivables Corp. 5.74%-5.85% 2/18-3/03/2000 (2)                                   40,000     39,837     .20
H.J. Heinz Co. 5.50%-5.62% due 2/02-2/24/2000                                                  39,500     39,377     .20
Merck & Co., Inc. 5.34% due 2/02/2000                                                          25,000     24,992     .13
International Lease Finance Corp. 5.90% due 2/07/2000                                          25,000     24,972     .13
Lucent Technologies Inc. 5.82% due 3/15/2000                                                   25,000     24,824     .12
Archer Daniels Midland Co. 5.36% due 2/10/2000                                                 15,000     14,976     .07
CIT Group, Inc. 5.87% due 2/01/2000                                                               700        700     .00
                                                                                                         ------  ------
                                                                                                       1,347,723    6.77
                                                                                                         ------  ------

Federal Agency Short-Term Obligations - 1.22%

Fannie Mae 5.40%-5.75% due 2/9-5/3/2000                                                       125,200    123,556     .62
Freddie Mac 5.21%-5.66% due 2/3-3/23/2000                                                      77,260     76,779     .38
Federal Home Loan Banks 5.58%-5.73% due 4/7-5/19/2000                                          43,600     43,039     .22
                                                                                                         ------  ------
                                                                                                         243,374    1.22
                                                                                                         ------  ------



                                                                                                         ------  ------
Total Short-Term Securities   (cost: $1,591,214,000)                                                   1,591,097    7.99
                                                                                                         ------  ------
Total Investment Securities   (cost: $19,500,790,000)                                                 19,544,171   98.21
Excess of cash and receivables over payables                                                             356,101    1.79
                                                                                                         ------  ------
NET ASSETS                                                                                            19,900,272  100.00
                                                                                                         ------  ------


1. The fund owns 5.14%, 7.59% and 10.73% of the outstanding voting securities of Equitable
   Resources, Ohio Casualty and Wilshire Financial
   Services, respectively, and thus, is considered an affiliate as defined in the Investment
   Company Act of 1940.
2. Purchased in a private placement transaction;
   resale to the public may require registration or sale only to qualified institutional buyers.
3. Non-income-producing security.
4. Valued under procedures established by the Board of Directors.
5. Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
6. Company not making interest payments;
   bankruptcy proceedings pending.
7. Step Bond; coupon rate will increase at a later date.
8. Coupon rate may change periodically.
9. Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
10.Inverse floater, which is a floating rate note whose interest rate moves in the opposite direction of prevailing interest rates.
11.Index-linked bond whose principal amount moves with a
   government retail price index.
ADR = American Depositary Receipts
See Notes to Financial Statements

The Income Fund of America
Financial Statements (unaudited)
-----------------------------------------                         -----          -----
Statement of Assets and Liabilities                                        (dollars in
at January 31, 2000                                                         thousands)
-----------------------------------------                         -----          -----
Assets:
Investment securities at market
 (cost: $19,500,790)                                                       $19,544,171
Cash                                                                            10,339
Receivables for-
 Sales of investments                                         $ 426,781
 Sales of fund's shares                                          16,480
 Dividends and accrued interest                                 138,161        581,422
                                                                  -----          -----
                                                                            20,135,932
Liabilities:
Payables for-
 Purchases of investments                                       177,654
 Repurchases of fund's shares                                    44,653
 Management services                                              4,593
 Accrued expenses                                                 8,760        235,660
                                                                  -----          -----
Net Assets at January 31, 2000-
 Equivalent to $15.30 per share on
 1,300,378,224 shares of $0.001 par value
 capital stock outstanding (authorized
 capital stock--3,000,000,000 shares)                                      $19,900,272
                                                                              ========


-----------------------------------------                         -----          -----
Statement of Operations                                                    (dollars in
for the six months ended January 31, 2000 (unaudited)                       thousands)
-----------------------------------------                         -----          -----
Investment Income:
Income:
 Dividends                                                   $  262,566
 Interest                                                       369,907     $  632,473
                                                                  -----
Expenses:
 Management services fee                                         31,351
 Distribution expenses                                           25,191
 Transfer agent fee                                               6,358
 Reports to shareholders                                            422
 Registration statement and
  prospectus                                                        700
 Postage, stationery and supplies                                 2,339
 Directors' fees                                                     87
 Auditing and legal fees                                             64
 Custodian fee                                                      587
 Taxes other than federal income tax                                  1
 Other expenses                                                     105         67,205
                                                                  -----          -----
 Net investment income                                                         565,268
                                                                             ---------
Realized Gain and Unrealized
 Appreciation on Investments:
 Net realized gain                                                             471,500
 Net change in unrealized appreciation on
  investments                                                               (2,234,087)
                                                                                 -----
  Net realized gain and change in unrealized
   appreciation on investments                                              (1,762,587)
                                                                                 -----
Net Change in Net Assets Resulting
 From Operations                                                           ($1,197,319)
                                                                              ========
-----------------------------------------                         -----          -----
                                                                           (dollars in
Statement of Changes in Net Assets (unaudited)                              thousands)
-----------------------------------------                         -----          -----
                                                             Six Months
                                                                  Ended     Year Ended
                                                            January 31,      July 31,
                                                                    2000           1999
                                                                  -----          -----
Operations:
Net investment income                                       $   565,268  $   1,120,421
Net realized gain on investments                                471,500      1,485,110
Net change in unrealized appreciation
 on investments                                              (2,234,087)      (912,310)
                                                                  -----          -----
 Net change in net assets
  resulting from operations                                  (1,197,319)     1,693,221
                                                                  -----          -----
Dividends and Distributions
 Paid to Shareholders:
Dividends from net investment income                           (604,964)    (1,109,089)
Distributions from net realized
 gain on investments                                         (1,033,505)    (1,454,557)
                                                                  -----          -----
 Total dividends and distributions                           (1,638,469)    (2,563,646)
                                                                  -----          -----
Capital Share Transactions:
Proceeds from shares sold:
 56,213,861 and 172,804,800
 shares, respectively                                           930,602      3,038,713
Proceeds from shares issued in
 reinvestment of net investment
 income dividends and distributions of
 net realized gain on investments:
 94,486,594 and 134,016,601
 shares, respectively                                         1,482,246      2,310,634
Cost of shares repurchased:
 164,785,959 and 203,714,499
 shares, respectively                                        (2,688,618)    (3,580,068)
                                                                  -----          -----
 Net change in net assets
  resulting from capital share
  transactions                                                 (275,770)     1,769,279
                                                                  -----          -----
Total change in Net Assets                                   (3,111,558)       898,854

Net Assets:
Beginning of period                                          23,011,830     22,112,976
                                                                  -----          -----
End of period (including undistributed
 net investment income: $171,332
 and $211,028, respectively)                                $19,900,272    $23,011,830
                                                               ========       ========

See Notes to Financial Statements

Notes to Financial Statements (unaudited)

Six Months ended January 31, 2000

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Income Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income while secondarily striving for capital growth through investments in stocks and fixed-income securities. Effective December 23, 1999, the fund's par value changed from $1 to $0.001.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

SECURITY VALUATION - Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Directors.

NON-U.S. CURRENCY TRANSLATION - Assets and liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or "when-issued" basis, the fund will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Market discounts, premiums, and original issue discounts on securities purchased are amortized daily over the expected life of the security.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

2. NON-U.S. INVESTMENTS

INVESTMENT RISK - Investments in securities of non-U.S. issuers in certain countries involve special investment risks. These risks may include, but are not limited to, investment and repatriation restrictions, revaluation of currencies, adverse political, social, and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid. For the six months ended January 31, 2000, such non-U.S. taxes were $5,174,000.

CURRENCY GAINS AND LOSSES - Net realized currency gains on dividends, interest, and other receivables and payables, on a book basis, were $358,000 for the six months ended January 31, 2000.

3.  FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund.

 As of January 31, 2000, net unrealized appreciation on investments for federal income tax purposes aggregated $41,341,000 of which $1,961,644,000 related to appreciated securities and $1,920,303,000 related to depreciated securities. During the six months ended January 31, 2000, the fund realized, on a tax basis, a net capital gain of $472,144,000 on securities transactions. Net gains related to non-U.S. currency of $358,000 and losses on other transactions of $1,002,000 were treated as ordinary income or deferred for federal income tax purposes. The cost of portfolio securities for federal income tax purposes was $19,502,830,000 at January 31, 2000.

4. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $31,351,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company
(CRMC), with which certain officers and Directors of the fund are affiliated. The Investment Advisory and Service Agreement in effect through December 31, 1999, provided for monthly fees, accrued daily, based on an annual rate of 0.25% of the first $500 million of average net assets; 0.23% of such assets in excess of $500 million but not exceeding $1 billion; 0.21% of such assets in excess of $1 billion but not exceeding $1.5 billion; 0.19% of such assets in excess of $1.5 billion but not exceeding $2.5 billion; 0.17% of such assets in excess of $2.5 billion but not exceeding $4 billion; 0.16% of such assets in excess of $4 billion but not exceeding $6.5 billion; 0.15% of such assets in excess of $6.5 billion but not exceeding $10.5 billion; 0.145% of such assets in excess of $10.5 billion but not exceeding $17 billion; 0.14% of such assets in excess of $17 billion but not exceeding $27.5 billion; and 0.135% of such assets in excess of $27.5 billion; plus 2.25% of monthly gross investment income. The Board of Directors approved an amended agreement effective January 1, 2000, reducing the fees to 0.25% of the first $500 million of average net assets; 0.23% of such assets in excess of $500 million but not exceeding $1 billion; 0.21% of such assets in excess of $1 billion but not exceeding $1.5 billion; 0.19% of such assets in excess of $1.5 billion but not exceeding $2.5 billion; 0.17% of such assets in excess of $2.5 billion but not exceeding $4 billion; 0.16% of such assets in excess of $4 billion but not exceeding $6.5 billion; 0.15% of such assets in excess of $6.5 billion but not exceeding $10.5 billion; 0.144% of such assets in excess of $10.5 billion but not exceeding $13 billion; 0.141% of such assets in excess of $13 billion but not exceeding $17 billion; 0.138% of such assets in excess of $17 billion but not exceeding $21 billion; 0.135% of such assets in excess of $21 billion but not exceeding $27 billion; 0.133% of such assets in excess of $27 billion but not exceeding $34 billion; 0.131% of such assets in excess of $34 billion but not exceeding $44 billion; and 0.129% of such assets in excess of $44 billion; plus 2.25% of monthly gross investment income.

DISTRIBUTION EXPENSES - Pursuant to a Plan of Distribution, the fund may expend up to 0.25% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Directors. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the six months ended January 31, 2000, distribution expenses under the Plan were $25,191,000. As of January 31, 2000, accrued and unpaid distribution expenses were $7,784,000.

 American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $3,594,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

TRANSFER AGENT FEE - American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $6,358,000.

DEFERRED DIRECTORS' FEES - Directors who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of January 31, 2000, aggregate deferred amounts and earnings thereon since the deferred compensation plan's adoption (1993), net of any payments to Directors, were $815,000.

 CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Directors and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

5. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES
The fund made purchases and sales of investment securities, excluding short-term securities, of $3,385,801,000 and $4,261,189,000, respectively, during the six months ended January 31, 2000.

 As of January 31, 2000, accumulated undistributed net realized gain on investments was $366,809,000 and additional paid-in capital was $19,317,100,000.

 Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $587,000 includes $142,000 that was paid by these credits rather than in cash.

The Income Fund of America
Per-Share Data and Ratios
                                         Six Months
                                              Ended    Year   ended July 31
                                        January 31, ------- ------- ------- ------- -------
                                           2000 (1)     1999    1998    1997    1996    1995
                                            ------- ------- ------- ------- ------- -------

Net Asset Value, Beginning of Period         $17.51  $18.25  $18.59  $15.89  $14.92  $13.59
                                            ------- ------- ------- ------- ------- -------
 Income from Investment Operations:
  Net investment income                         .44     .88     .85     .86     .87     .85
  Net gains or losses on securities
   (both realized and unrealized)             (1.37)    .45    1.11    3.55    1.11    1.29
                                            ------- ------- ------- ------- ------- -------
   Total from investment operations            (.93)   1.33    1.96    4.41    1.98    2.14
                                            ------- ------- ------- ------- ------- -------
 Less Distributions:
  Dividends (from net investment
   income)                                     (.47)   (.88)   (.82)   (.90)   (.83)   (.75)
  Distributions (from capital gains)
                                               (.81)  (1.19)  (1.48)   (.81)   (.18)   (.06)
                                            ------- ------- ------- ------- ------- -------
   Total distributions                        (1.28)  (2.07)  (2.30)  (1.71)  (1.01)   (.81)
                                            ------- ------- ------- ------- ------- -------
Net Asset Value, End of Period               $15.30  $17.51  $18.25  $18.59  $15.89  $14.92
                                            ======= ======= ======= ======= ======= =======

Total Return (2)                         -5.42% (3)    7.79%  11.32%  29.28%  13.46%  16.42%


Ratios/Supplemental Data:
  Net assets, end of period
   (in millions)                             $19,900 $23,012 $22,113 $18,814 $14,459 $12,290
  Ratio of expenses to average
   net assets                              .31% (3)    .59%    .59%    .61%    .62%     .65%
  Ratio of net income to average
   net assets                             2.61% (3)   4.99%   4.75%   5.09%   5.56%    6.12%
  Portfolio turnover rate                17.32% (3)   44.35%  34.68%  40.92%  37.77%  26.26%


(1) Unaudited
(2) Excludes maximum sales charge
 of 5.75%.
(3) Based on operations for the
 period shown and, accordingly,
 not representative of a full year.

IFA RESULTS OF SHAREHOLDERS MEETING
(Held December 1, 1999)                                            (Unaudited)

Shares Outstanding on September 15, 1999 (record date)  1,302,921,461
Shares Voting on December 1, 1999                           973,113,821 (74.7%)


PROPOSAL 1: ELECTION OF DIRECTORS

Director                  Votes               Percent of           Votes                 Percent of
                          For                 Shares               Withheld              Shares
                                              Voting For                                 Withheld
Robert A. Fox             955,564,157         98%                  17,549,664            2%
Roberta L. Hazard         954,924,864         98                   18,188,956            2
Leonade D. Jones          955,372,360         98                   17,741,461            2
John G. McDonald          955,457,604         98                   17,656,217            2
Janet A. McKinley         955,742,725         98                   17,371,096            2
James K. Peterson         955,367,301         98                   17,746,520            2
James W. Ratzlaff         955,443,593         98                   17,670,228            2
Henry E. Riggs            955,759,447         98                   17,354,374            2
Walter P. Stern           955,299,948         98                   17,813,873            2
Patricia K. Woolf         955,291,088         98                   17,822,733            2

PROPOSAL 2: Amendment to Articles of Incorporation authorizing the board to create new classes and series of capital stock
PROPOSAL 3: Amendment to Articles of Incorporation reducing par value per share of capital stock
PROPOSAL 4: Eliminate or revise certain of the fund's investment restrictions
 4A. Borrowing
 4B. Investments in Real Estate/Mineral Leases
 4C. Lending Activities
 4D. Unseasoned Issuers
 4E. Purchasing Securities of Other Investment Companies
PROPOSAL 5: Ratification of Auditors

                          Shares            Percent      Votes           Percent      Shares           Percent
                          Voting For        of           Against         of           Abstaining       of
                                            Votes                        Votes                         Shares
                                            For                          Against                       Abstaining

Proposal 2:               697,210,407       72%          28,882,495      3%           36,695,341       4%
(Broker non-votes =
210,325,578)
Proposal 3:               872,683,098       90%          51,083,260      5%           49,347,463       5%
Proposal 4A:              666,724,857       69%          46,892,823      5%           49,170,563       5%
(Broker non-votes =
210,325,578)
Proposal 4B:              671,237,969       69%          43,627,904      4%           47,922,369       5%
(Broker non-votes =
210,325,578)
Proposal 4C:              664,675,272       68%          47,955,595      5%           50,157,376       5%
(Broker non-votes =
210,325,578)
Proposal 4D:              660,229,534       68%          49,487,346      5%           53,071,363       5%
(Broker non-votes =
210,325,578)
Proposal 4E:              676,130,737       69%          35,936,045      4%           50,721,461       5%
(Broker non-votes =
210,325,578)
Proposal 5:               931,227,813       96%          8,648,707       1%           33,237,301       3%

[The American Funds Group (r)]

THE INCOME FUND OF AMERICA(R) IS ONE OF THE 29 MUTUAL FUNDS IN THE AMERICAN FUNDS GROUP,(R) THE NATION'S THIRD-LARGEST MUTUAL FUND FAMILY. FOR NEARLY SEVEN DECADES, CAPITAL RESEARCH AND MANAGEMENT COMPANY, THE AMERICAN FUNDS ADVISER, HAS INVESTED WITH A LONG-TERM FOCUS BASED ON THOROUGH RESEARCH AND ATTENTION TO RISK.

OFFICE OF THE FUND
One Market
Steuart Tower, Suite 1800
Mailing Address: P.O. Box 7650
San Francisco, California 94120-7650

INVESTMENT ADVISER
Capital Research and
Management Company
333 South Hope Street
Los Angeles, California 90071-1443

135 South State College Boulevard
Brea, California 92821-5823

TRANSFER AGENT FOR
SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 2205
Brea, California 92822-2205

P.O. Box 659522
San Antonio, Texas 78265-9522

P.O. Box 6007
Indianapolis, Indiana 46206-6007

P.O. Box 2280
Norfolk, Virginia 23501-2280

CUSTODIAN OF ASSETS
The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, New York 10081-0001

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, California 90071-2371

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, California 90071-1462

For information about your account, any of the fund's services, or for a prospectus for any of The American Funds, please contact your financial adviser. You may also call American Funds Service Company, toll-free, at 800/421-0180, or visit www.americanfunds.com on the World Wide Web. Please read the prospectus carefully before you invest or send money.

This report is for the information of shareholders of The Income Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2000, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

Printed on recycled paper
Litho in USA BDC/CG/4558
Lit. No. IFA-013-0300